UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5586
                                                      --------

                      Oppenheimer California Municipal Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 01/31/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

                                            ---------------
                                              OPPENHEIMER
                                            ---------------
                                              CALIFORNIA
                                            ---------------
                                             MUNICIPAL FUND
                                            ---------------

   JANUARY 31, 2008

--------------------------------------------------------------------------------

                                                                  Management
      Oppenheimer                                                Commentaries
      California                                                     and
      Municipal Fund                                              Semiannual
                                                                    Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMIANNUAL REPORT                        [GRAPHIC]

            Listing of Investments

            Financial Statements

      "AFTER 25 YEARS IN THE BUSINESS OF MUNICIPAL FUND MANAGEMENT, I STILL DON'T PRETEND TO HAVE SEEN IT ALL. BUT, ALLOWING TAX-FREE YIELDS TO COMPOUND OVER TIME HAS CLEARLY BEEN A WINNING STRATEGY FOR SHAREHOLDERS."

                  -- RONALD H. FIELDING, Chief Strategist, Senior Vice President
                        and Senior Portfolio Manager, OPPENHEIMERFUNDS/ROCHESTER

                                                [LOGO]  OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Special Tax                                                                27.2%
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        25.5
--------------------------------------------------------------------------------
Single Family Housing                                                       8.2
--------------------------------------------------------------------------------
Tax Increment Financing (TIF)                                               4.9
--------------------------------------------------------------------------------
Hospital/Health Care                                                        4.3
--------------------------------------------------------------------------------
Multifamily Housing                                                         4.0
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  3.5
--------------------------------------------------------------------------------
Special Assessment                                                          3.2
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                 1.9
--------------------------------------------------------------------------------
Airlines                                                                    1.6

Portfolio holdings are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        24.2%
--------------------------------------------------------------------------------
AA                                                                          9.7
--------------------------------------------------------------------------------
A                                                                           4.2
--------------------------------------------------------------------------------
BBB                                                                        41.7
--------------------------------------------------------------------------------
BB or lower                                                                20.2

Allocations are subject to change. Percentages are as of January 31, 2008, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 48.4% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


                   15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER CALIFORNIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/3/88. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING        ENDING             EXPENSES
                            ACCOUNT          ACCOUNT            PAID DURING
                            VALUE            VALUE              6 MONTHS ENDED
ACTUAL                      AUGUST 1, 2007   JANUARY 31, 2008   JANUARY 31, 2008
--------------------------------------------------------------------------------
Class A                     $1,000.00        $   920.00         $ 7.92
--------------------------------------------------------------------------------
Class B                      1,000.00            916.30          11.91
--------------------------------------------------------------------------------
Class C                      1,000.00            917.10          11.72

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                      1,000.00          1,016.99           8.32
--------------------------------------------------------------------------------
Class B                      1,000.00          1,012.85          12.51
--------------------------------------------------------------------------------
Class C                      1,000.00          1,013.06          12.30

EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR THAT CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). THOSE ANNUALIZED EXPENSE RATIOS BASED ON THE 6-MONTH PERIOD ENDED JANUARY 31, 2008 ARE AS FOLLOWS:

CLASS         EXPENSE RATIOS
----------------------------
Class A            1.63%
----------------------------
Class B            2.45
----------------------------
Class C            2.41

THE EXPENSE RATIOS REFLECT REDUCTION TO CUSTODIAN EXPENSES. THE "FINANCIAL HIGHLIGHTS" TABLES IN THE FUND'S FINANCIAL STATEMENTS, INCLUDED IN THIS REPORT, ALSO SHOW THE GROSS EXPENSE RATIOS, WITHOUT SUCH WAIVERS OR REIMBURSEMENTS AND REDUCTION TO CUSTODIAN EXPENSES, IF APPLICABLE.

--------------------------------------------------------------------------------


                   18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--126.3%
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA--120.6%
$   2,675,000   Adelanto, CA Elementary School District Community
                Facilities District No. 1                                       5.250%   09/01/2026   $    2,461,776
--------------------------------------------------------------------------------------------------------------------
    7,310,000   Adelanto, CA Elementary School District Community
                Facilities District No. 1                                       5.350    09/01/2036        6,495,739
--------------------------------------------------------------------------------------------------------------------
    2,145,000   Adelanto, CA Elementary School District Community
                Facilities District No. 1                                       5.400    09/01/2036        1,920,376
--------------------------------------------------------------------------------------------------------------------
       55,000   Adelanto, CA Improvement Agency, Series B                       5.500    12/01/2023           55,386
--------------------------------------------------------------------------------------------------------------------
       50,000   Adelanto, CA Public Financing Authority, Series B               6.300    09/01/2028           50,089
--------------------------------------------------------------------------------------------------------------------
    5,025,000   Agua Mansa, CA Industrial Growth Assoc. Special Tax             6.500    09/01/2033        5,196,855
--------------------------------------------------------------------------------------------------------------------
    1,435,000   Alameda, CA COP                                                 5.750    12/01/2021        1,452,033
--------------------------------------------------------------------------------------------------------------------
      200,000   Alameda, CA Public Financing Authority                          5.450    09/02/2014          204,204
--------------------------------------------------------------------------------------------------------------------
      535,000   Aliso Viejo, CA Community Facility District Special
                Tax (Glenwood at Aliso)                                         5.600    09/01/2021          540,227
--------------------------------------------------------------------------------------------------------------------
      675,000   Aliso Viejo, CA Community Facility District Special
                Tax (Glenwood at Aliso)                                         5.700    09/01/2022          681,959
--------------------------------------------------------------------------------------------------------------------
    5,200,000   Aliso Viejo, CA Community Facility District Special
                Tax (Glenwood at Aliso)                                         6.000    09/01/2038        5,212,844
--------------------------------------------------------------------------------------------------------------------
       25,000   Alvord, CA Unified School District Community
                Facilities District                                             5.875    09/01/2034           25,497
--------------------------------------------------------------------------------------------------------------------
      150,000   Arcadia, CA Hospital (Methodist Hospital of
                Southern California) 1                                          6.625    11/15/2022          150,204
--------------------------------------------------------------------------------------------------------------------
      500,000   Arvin, CA Community Redevel. Agency                             5.000    09/01/2025          460,125
--------------------------------------------------------------------------------------------------------------------
    2,435,000   Arvin, CA Community Redevel. Agency                             5.125    09/01/2035        2,127,167
--------------------------------------------------------------------------------------------------------------------
       60,000   Atwater, CA Public Financing Authority (Sewer and
                Water)                                                          5.500    05/01/2028           60,318
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Azusa, CA Special Tax Community Facilities District
                (Mountain Cove)                                                 6.000    09/01/2032        2,532,250
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Azusa, CA Special Tax Community Facilities
                District No. 05-1                                               5.000    09/01/2021          923,250
--------------------------------------------------------------------------------------------------------------------
    2,735,000   Azusa, CA Special Tax Community Facilities
                District No. 05-1                                               5.000    09/01/2027        2,383,826
--------------------------------------------------------------------------------------------------------------------
    9,780,000   Azusa, CA Special Tax Community Facilities
                District No. 05-1                                               5.000    09/01/2037        7,988,500
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Bakersfield, CA Improvement Bond Act 1915                       5.000    09/02/2027          897,850
--------------------------------------------------------------------------------------------------------------------
    1,325,000   Bakersfield, CA Improvement Bond Act 1915                       5.125    09/02/2026        1,228,991
--------------------------------------------------------------------------------------------------------------------
      615,000   Bakersfield, CA Improvement Bond Act 1915                       5.350    09/02/2022          610,363
--------------------------------------------------------------------------------------------------------------------
    2,310,000   Bakersfield, CA Improvement Bond Act 1915                       5.400    09/02/2025        2,264,932
--------------------------------------------------------------------------------------------------------------------
    3,700,000   Beaumont, CA Financing Authority, Series A                      5.350    09/01/2036        3,333,441
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Beaumont, CA Financing Authority, Series A                      5.750    09/01/2034        1,490,820
--------------------------------------------------------------------------------------------------------------------
      685,000   Beaumont, CA Financing Authority, Series B                      5.000    09/01/2027          615,034
--------------------------------------------------------------------------------------------------------------------
    3,170,000   Beaumont, CA Financing Authority, Series B                      5.050    09/01/2037        2,722,174


                   19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,000,000   Beaumont, CA Financing Authority, Series B                      5.350%   09/01/2028   $      934,330
--------------------------------------------------------------------------------------------------------------------
    1,490,000   Beaumont, CA Financing Authority, Series B                      5.400    09/01/2035        1,356,138
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Beaumont, CA Financing Authority, Series B                      6.000    09/01/2034        4,970,100
--------------------------------------------------------------------------------------------------------------------
    1,525,000   Beaumont, CA Financing Authority, Series B                      6.000    09/01/2034        1,515,881
--------------------------------------------------------------------------------------------------------------------
    2,340,000   Beaumont, CA Financing Authority, Series C                      5.500    09/01/2035        2,160,896
--------------------------------------------------------------------------------------------------------------------
    2,925,000   Beaumont, CA Financing Authority, Series D                      5.800    09/01/2035        2,825,404
--------------------------------------------------------------------------------------------------------------------
    5,245,000   Beaumont, CA Financing Authority, Series E                      6.250    09/01/2038        5,254,441
--------------------------------------------------------------------------------------------------------------------
       75,000   Berkeley, CA Unified School District                            5.000    08/01/2022           75,575
--------------------------------------------------------------------------------------------------------------------
      500,000   Blythe, CA Community Facilities District Special Tax
                (Hidden Beaches)                                                5.300    09/01/2035          448,425
--------------------------------------------------------------------------------------------------------------------
       30,000   Blythe, CA Redevel. Agency (Redevel. Project No. 1
                Tax Allocation)                                                 5.650    05/01/2029           29,014
--------------------------------------------------------------------------------------------------------------------
    7,605,000   Brentwood, CA Infrastructure Financing Authority                5.200    09/02/2036        6,744,646
--------------------------------------------------------------------------------------------------------------------
       30,000   Brentwood, CA Infrastructure Financing Authority
                (Water & Sewer)                                                 5.625    07/01/2026           30,245
--------------------------------------------------------------------------------------------------------------------
       25,000   Buena Park, CA Special Tax (Park Mall)                          6.100    09/01/2028           25,278
--------------------------------------------------------------------------------------------------------------------
       60,000   Butte County, CA Hsg. Authority (Affordable Hsg.
                Pool)                                                           7.000    10/01/2020           62,344
--------------------------------------------------------------------------------------------------------------------
       50,000   CA ABAG Finance Authority for NonProfit
                Corporations (Bijou Woods Apartments)                           5.200    12/01/2021           51,062
--------------------------------------------------------------------------------------------------------------------
    3,025,000   CA ABAG Finance Authority for NonProfit
                Corporations (Channing House)                                   5.500    02/15/2029        3,032,048
--------------------------------------------------------------------------------------------------------------------
       65,000   CA ABAG Finance Authority for NonProfit
                Corporations (Redding Assisted Living Corp.)                    5.250    11/15/2031           60,097
--------------------------------------------------------------------------------------------------------------------
       90,000   CA ABAG Finance Authority for NonProfit
                Corporations COP                                                6.000    08/15/2020           90,116
--------------------------------------------------------------------------------------------------------------------
      450,000   CA ABAG Finance Authority for NonProfit
                Corporations COP (American Baptist Homes of
                the West) 1                                                     5.750    10/01/2017          457,133
--------------------------------------------------------------------------------------------------------------------
      210,000   CA ABAG Finance Authority for NonProfit
                Corporations COP (American Baptist Homes of
                the West)                                                       6.200    10/01/2027          212,682
--------------------------------------------------------------------------------------------------------------------
      450,000   CA ABAG Finance Authority for NonProfit
                Corporations COP (Lytton Gardens) 1                             6.000    02/15/2019          455,067
--------------------------------------------------------------------------------------------------------------------
       10,000   CA ABAG Finance Authority for NonProfit
                Corporations COP (Merced Family Health Centers)                 5.950    01/01/2024           10,013
--------------------------------------------------------------------------------------------------------------------
      440,000   CA ABAG Finance Authority for NonProfit
                Corporations COP (O'Connor Woods)                               6.200    11/01/2029          445,676
--------------------------------------------------------------------------------------------------------------------
       25,000   CA ABAG Finance Authority for NonProfit
                Corporations COP (Palo Alto Gardens Apartments)                 5.350    10/01/2029           24,428
--------------------------------------------------------------------------------------------------------------------
    4,300,000   CA ABAG Finance Authority for NonProfit
                Corporations COP (Redwood Senior Homes &
                Services)                                                       6.125    11/15/2032        4,460,132


                   20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON       MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     265,000   CA ABAG Finance Authority for NonProfit
                Corporations, Series A                                          5.747% 2  04/20/2019   $      137,493
---------------------------------------------------------------------------------------------------------------------
      235,000   CA ABAG Improvement Bond Act 1915
                (Windemere Ranch)                                               6.150     09/02/2029          297,588
---------------------------------------------------------------------------------------------------------------------
       75,000   CA Affordable Hsg. Agency
                (Merced County Hsg. Authority)                                  6.000     01/01/2023           75,677
---------------------------------------------------------------------------------------------------------------------
    2,025,000   CA Aztec Shops Auxiliary Organization
                (San Diego State University) 1                                  6.000     09/01/2031        2,063,657
---------------------------------------------------------------------------------------------------------------------
   10,530,000   CA County Tobacco Securitization Agency                         5.000     06/01/2047        8,924,912
---------------------------------------------------------------------------------------------------------------------
   39,700,000   CA County Tobacco Securitization Agency                         5.750 2   06/01/2057        1,267,621
---------------------------------------------------------------------------------------------------------------------
   18,530,000   CA County Tobacco Securitization Agency                         5.820 2   06/01/2033        3,359,860
---------------------------------------------------------------------------------------------------------------------
   43,500,000   CA County Tobacco Securitization Agency                         5.890 2   06/01/2046        3,283,815
---------------------------------------------------------------------------------------------------------------------
   45,600,000   CA County Tobacco Securitization Agency                         6.125 2   06/01/2057        1,175,112
---------------------------------------------------------------------------------------------------------------------
   20,000,000   CA County Tobacco Securitization Agency                         6.300 2   06/01/2055          597,800
---------------------------------------------------------------------------------------------------------------------
   82,110,000   CA County Tobacco Securitization Agency                         6.423 2   06/01/2046        6,198,484
---------------------------------------------------------------------------------------------------------------------
   51,500,000   CA County Tobacco Securitization Agency                         6.700 2   06/01/2057        1,046,995
---------------------------------------------------------------------------------------------------------------------
   55,250,000   CA County Tobacco Securitization Agency                         6.901 2   06/01/2057        1,123,233
---------------------------------------------------------------------------------------------------------------------
   71,700,000   CA County Tobacco Securitization Agency                         7.000 2   06/01/2055        2,143,113
---------------------------------------------------------------------------------------------------------------------
  123,750,000   CA County Tobacco Securitization Agency                         7.251 2   06/01/2055        2,945,250
---------------------------------------------------------------------------------------------------------------------
  347,900,000   CA County Tobacco Securitization Agency                         7.550 2   06/01/2055        8,280,020
---------------------------------------------------------------------------------------------------------------------
  409,500,000   CA County Tobacco Securitization Agency                         8.251 2   06/01/2055        9,746,100
---------------------------------------------------------------------------------------------------------------------
    5,000,000   CA County Tobacco Securitization Agency (TASC) 1                0.000 3   06/01/2036        3,752,150
---------------------------------------------------------------------------------------------------------------------
   28,225,000   CA County Tobacco Securitization Agency (TASC)                  0.000 3   06/01/2041       21,104,397
---------------------------------------------------------------------------------------------------------------------
   28,270,000   CA County Tobacco Securitization Agency (TASC)                  0.000 3   06/01/2046       21,186,952
---------------------------------------------------------------------------------------------------------------------
   12,030,000   CA County Tobacco Securitization Agency (TASC)                  5.125     06/01/2038       10,589,287
---------------------------------------------------------------------------------------------------------------------
    3,725,000   CA County Tobacco Securitization Agency (TASC)                  5.125     06/01/2038        3,278,894
---------------------------------------------------------------------------------------------------------------------
   11,435,000   CA County Tobacco Securitization Agency (TASC)                  5.250     06/01/2045       10,138,843
---------------------------------------------------------------------------------------------------------------------
    5,815,000   CA County Tobacco Securitization Agency (TASC)                  5.250     06/01/2045        5,155,870
---------------------------------------------------------------------------------------------------------------------
    6,000,000   CA County Tobacco Securitization Agency (TASC)                  5.250     06/01/2046        5,315,100
---------------------------------------------------------------------------------------------------------------------
    4,375,000   CA County Tobacco Securitization Agency (TASC) 1                5.750     06/01/2029        4,309,638
---------------------------------------------------------------------------------------------------------------------
    6,230,000   CA County Tobacco Securitization Agency (TASC)                  5.875     06/01/2027        6,276,725
---------------------------------------------------------------------------------------------------------------------
    9,125,000   CA County Tobacco Securitization Agency (TASC)                  5.875     06/01/2035        9,001,995
---------------------------------------------------------------------------------------------------------------------
    1,250,000   CA County Tobacco Securitization Agency (TASC)                  5.875     06/01/2043        1,231,575
---------------------------------------------------------------------------------------------------------------------
   10,545,000   CA County Tobacco Securitization Agency (TASC)                  6.000     06/01/2035       10,553,858
---------------------------------------------------------------------------------------------------------------------
   21,960,000   CA County Tobacco Securitization Agency (TASC)                  6.000     06/01/2042       21,978,446
---------------------------------------------------------------------------------------------------------------------
   10,025,000   CA County Tobacco Securitization Agency (TASC)                  6.125     06/01/2038       10,080,639
---------------------------------------------------------------------------------------------------------------------
       50,000   CA County Tobacco Securitization Agency (TASC)                  6.125     06/01/2043           50,278
---------------------------------------------------------------------------------------------------------------------
   86,970,000   CA County Tobacco Securitization Agency (TASC)                  6.375 2   06/01/2046        5,985,275
---------------------------------------------------------------------------------------------------------------------
   65,800,000   CA County Tobacco Securitization Agency (TASC)                  6.600 2   06/01/2046        3,834,166
---------------------------------------------------------------------------------------------------------------------
    9,975,000   CA Dept. of Veterans Affairs Home Purchase 4                    5.000 5   12/01/2027        9,999,102


                   21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      45,000   CA Dept. of Veterans Affairs Home Purchase                      5.200%   12/01/2027   $       45,714
--------------------------------------------------------------------------------------------------------------------
    2,925,000   CA Dept. of Veterans Affairs Home Purchase 1                    5.500    12/01/2019        2,968,670
--------------------------------------------------------------------------------------------------------------------
       20,000   CA Dept. of Water Resources (Center Valley)                     5.000    12/01/2029           20,110
--------------------------------------------------------------------------------------------------------------------
       15,000   CA Dept. of Water Resources (Center Valley)                     5.400    07/01/2012           15,036
--------------------------------------------------------------------------------------------------------------------
       55,000   CA Educational Facilities Authority
                (Golden Gate University)                                        5.500    10/01/2031           54,600
--------------------------------------------------------------------------------------------------------------------
    2,500,000   CA Enterprise Devel. Authority
                (Anheuser-Busch Companies)                                      5.300    09/01/2047        2,445,600
--------------------------------------------------------------------------------------------------------------------
   10,000,000   CA Foothill Eastern Transportation Corridor Agency
                Toll Road 1                                                     5.877 2  01/15/2030        2,774,600
--------------------------------------------------------------------------------------------------------------------
       45,000   CA GO                                                           5.000    04/01/2022           46,075
--------------------------------------------------------------------------------------------------------------------
      200,000   CA GO                                                           5.000    02/01/2023          202,242
--------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                           5.000    10/01/2023           10,034
--------------------------------------------------------------------------------------------------------------------
      100,000   CA GO                                                           5.000    02/01/2024          101,574
--------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                           5.000    08/01/2024            5,158
--------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                           5.000    03/01/2028           20,445
--------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                           5.000    02/01/2033           15,047
--------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                           5.125    02/01/2027            5,092
--------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                           5.125    10/01/2027            5,075
--------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                           5.125    10/01/2027           10,096
--------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                           5.125    03/01/2031           20,124
--------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                           5.125    06/01/2031            5,053
--------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                           5.500    04/01/2019           25,111
--------------------------------------------------------------------------------------------------------------------
      115,000   CA GO                                                           5.500    03/01/2020          115,327
--------------------------------------------------------------------------------------------------------------------
      140,000   CA GO                                                           5.500    03/01/2020          140,291
--------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                           5.500    10/01/2022            5,016
--------------------------------------------------------------------------------------------------------------------
       60,000   CA GO                                                           6.250    10/01/2019           60,325
--------------------------------------------------------------------------------------------------------------------
      200,000   CA GO                                                           6.250    10/01/2019          201,210
--------------------------------------------------------------------------------------------------------------------
   78,410,000   CA Golden State Tobacco Securitization Corp. (TASC)             0.000 3  06/01/2037       50,972,773
--------------------------------------------------------------------------------------------------------------------
    4,785,000   CA Golden State Tobacco Securitization Corp. (TASC) 1           5.000    06/01/2033        4,207,785
--------------------------------------------------------------------------------------------------------------------
  163,795,000   CA Golden State Tobacco Securitization Corp. (TASC)             5.125    06/01/2047      141,900,522
--------------------------------------------------------------------------------------------------------------------
   45,350,000   CA Golden State Tobacco Securitization Corp. (TASC)             5.750    06/01/2047       43,476,138
--------------------------------------------------------------------------------------------------------------------
  205,940,000   CA Golden State Tobacco Securitization Corp. (TASC)             6.902 2  06/01/2047       14,533,186
--------------------------------------------------------------------------------------------------------------------
      495,000   CA Health Facilities Financing Authority (Hospital of
                the Good Samaritan) 1                                           7.000    09/01/2021          495,074
--------------------------------------------------------------------------------------------------------------------
    2,500,000   CA Health Facilities Financing Authority
                (Kaiser Permanente)                                             5.500    06/01/2022        2,568,975
--------------------------------------------------------------------------------------------------------------------
    1,575,000   CA Health Facilities Financing Authority (Pomona
                Valley Hospital Medical Center)                                 5.625    07/01/2019        1,603,539
--------------------------------------------------------------------------------------------------------------------
      140,000   CA Health Facilities Financing Authority (Sutter Health)        5.250    08/15/2027          142,982
--------------------------------------------------------------------------------------------------------------------
       80,000   CA Health Facilities Financing Authority (Sutter Health)        5.350    08/15/2028           82,576


                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000   CA Health Facilities Financing Authority
                (UCSF-Stanford Health Care)                                     5.000%   11/15/2028   $       25,424
--------------------------------------------------------------------------------------------------------------------
       25,000   CA HFA (Multifamily Hsg.)                                       5.375    08/01/2028           25,321
--------------------------------------------------------------------------------------------------------------------
      205,000   CA HFA (Multifamily Hsg.)                                       5.950    08/01/2028          207,273
--------------------------------------------------------------------------------------------------------------------
      380,000   CA HFA (Multifamily Hsg.), Series A                             5.900    02/01/2028          382,322
--------------------------------------------------------------------------------------------------------------------
       95,000   CA HFA (Multifamily Hsg.), Series B                             5.500    08/01/2039           95,415
--------------------------------------------------------------------------------------------------------------------
       30,000   CA HFA, Series A                                                5.600    08/01/2011           30,340
--------------------------------------------------------------------------------------------------------------------
      215,000   CA HFA, Series B-1                                              5.600    08/01/2017          218,406
--------------------------------------------------------------------------------------------------------------------
   10,060,000   CA HFA, Series C                                                5.750    08/01/2030       10,843,070
--------------------------------------------------------------------------------------------------------------------
   17,250,000   CA HFA, Series E                                                5.000    02/01/2024       17,334,698
--------------------------------------------------------------------------------------------------------------------
    9,290,000   CA HFA, Series E                                                5.050    02/01/2026        9,314,247
--------------------------------------------------------------------------------------------------------------------
   15,770,000   CA Home Mtg. Finance Authority (Homebuyers Fund)                5.800    08/01/2043       17,250,015
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Home Mtg. Finance Authority (Homebuyers Fund)                6.000    02/01/2033        5,512,600
--------------------------------------------------------------------------------------------------------------------
    3,000,000   CA Home Mtg. Finance Authority (Homebuyers Fund)                6.000    02/01/2049        3,179,190
--------------------------------------------------------------------------------------------------------------------
    4,560,000   CA Home Mtg. Finance Authority (Homebuyers Fund)                6.100    02/01/2046        5,013,811
--------------------------------------------------------------------------------------------------------------------
    6,430,000   CA Infrastructure & Economic Devel. (Copia: The
                American Center for Wine, Food and the Arts) 1                  5.000    12/01/2032        4,741,996
--------------------------------------------------------------------------------------------------------------------
    4,885,000   CA Infrastructure & Economic Devel. (Copia: The
                American Center for Wine, Food and the Arts)                    5.530 2  12/01/2026        1,163,509
--------------------------------------------------------------------------------------------------------------------
    3,620,000   CA Infrastructure & Economic Devel. (Copia: The
                American Center for Wine, Food and the Arts)                    5.550 2  12/01/2027          789,848
--------------------------------------------------------------------------------------------------------------------
   25,250,000   CA Infrastructure & Economic Devel. (Copia: The
                American Center for Wine, Food and the Arts)                    5.624 2  12/01/2032        3,629,940
--------------------------------------------------------------------------------------------------------------------
   26,275,000   CA Infrastructure & Economic Devel. (Copia: The
                American Center for Wine, Food and the Arts)                    5.655 2  12/01/2037        2,526,867
--------------------------------------------------------------------------------------------------------------------
       65,000   CA M-S-R Public Power Agency (San Juan)                         6.000    07/01/2022           73,473
--------------------------------------------------------------------------------------------------------------------
       30,000   CA Maritime Infrastructure Authority
                (Santa Cruz Port District)                                      5.750    05/01/2024           30,381
--------------------------------------------------------------------------------------------------------------------
       10,000   CA Mobilehome Park Financing Authority
                (Palomar Estates East & West)                                   5.100    09/15/2023            9,344
--------------------------------------------------------------------------------------------------------------------
    2,100,000   CA Municipal Finance Authority
                (ECHS/AHEF/HK-8CS Obligated Group)                              5.250    06/01/2036        1,911,672
--------------------------------------------------------------------------------------------------------------------
      120,000   CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                                    5.800    12/01/2016          116,310
--------------------------------------------------------------------------------------------------------------------
   14,500,000   CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                                    6.875    11/01/2027       14,515,515
--------------------------------------------------------------------------------------------------------------------
      185,000   CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company)                              5.850    06/01/2021          185,265
--------------------------------------------------------------------------------------------------------------------
    1,015,000   CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company) 1                            5.850    06/01/2021        1,016,106
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Port of Oakland, Series K 4                                  5.750    11/01/2015        5,175,775
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Port of Oakland, Series K 4                                  5.875    11/01/2017        5,176,025


                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  20,100,000   CA Port of Oakland, Series L 4                                  5.000%   11/01/2032   $   20,140,602
--------------------------------------------------------------------------------------------------------------------
       25,000   CA Port of Oakland, Series L                                    5.000    11/01/2023           25,410
--------------------------------------------------------------------------------------------------------------------
      400,000   CA Port of Oakland, Series L 1                                  5.000    11/01/2032          400,808
--------------------------------------------------------------------------------------------------------------------
    9,720,000   CA Port of Oakland, Series N 4                                  5.000    11/01/2022        9,945,990
--------------------------------------------------------------------------------------------------------------------
       25,000   CA Public Works (Dept. of Corrections)                          5.250    06/01/2028           25,292
--------------------------------------------------------------------------------------------------------------------
      200,000   CA Public Works (Dept. of General Services)                     5.000    12/01/2027          204,638
--------------------------------------------------------------------------------------------------------------------
      440,000   CA Public Works (State Universities)                            5.500    12/01/2018          440,620
--------------------------------------------------------------------------------------------------------------------
   12,000,000   CA Public Works (Various Community Colleges)                    5.625    03/01/2016       12,030,360
--------------------------------------------------------------------------------------------------------------------
      100,000   CA Public Works (Various State Universities)                    5.400    10/01/2022          102,151
--------------------------------------------------------------------------------------------------------------------
   11,780,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                            5.400    08/01/2035       12,506,944
--------------------------------------------------------------------------------------------------------------------
    4,465,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.) 1                                          5.400    12/01/2036        4,759,869
--------------------------------------------------------------------------------------------------------------------
    9,925,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                            5.400    06/01/2048       10,539,854
--------------------------------------------------------------------------------------------------------------------
    4,955,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                            5.450    02/01/2048        5,079,024
--------------------------------------------------------------------------------------------------------------------
   25,440,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                            5.500    02/01/2043       27,238,354
--------------------------------------------------------------------------------------------------------------------
    3,970,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                            5.500    08/01/2047        4,202,602
--------------------------------------------------------------------------------------------------------------------
      495,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                            5.500    08/01/2047          513,043
--------------------------------------------------------------------------------------------------------------------
   13,900,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                            5.650    02/01/2049       14,120,732
--------------------------------------------------------------------------------------------------------------------
    8,890,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.) 1                                          5.700    02/01/2033        9,709,925
--------------------------------------------------------------------------------------------------------------------
    6,450,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                            5.700    08/01/2044        6,855,060
--------------------------------------------------------------------------------------------------------------------
    5,980,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                            5.750    02/01/2044        6,472,872
--------------------------------------------------------------------------------------------------------------------
    4,505,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                            5.750    02/01/2046        4,760,749
--------------------------------------------------------------------------------------------------------------------
   34,000,000   CA Silicon Valley Tobacco Securitization Authority              5.621 2  06/01/2036        5,036,080
--------------------------------------------------------------------------------------------------------------------
   21,465,000   CA Silicon Valley Tobacco Securitization Authority              5.680 2  06/01/2041        2,269,924
--------------------------------------------------------------------------------------------------------------------
   17,650,000   CA Silicon Valley Tobacco Securitization Authority              5.850 2  06/01/2047        1,132,777
--------------------------------------------------------------------------------------------------------------------
  165,000,000   CA Silicon Valley Tobacco Securitization Authority              6.300 2  06/01/2056        4,580,400
--------------------------------------------------------------------------------------------------------------------
  100,000,000   CA Silicon Valley Tobacco Securitization Authority              6.850 2  06/01/2056        2,200,000
--------------------------------------------------------------------------------------------------------------------
      250,000   CA Statewide CDA                                                5.000    09/02/2018          246,458
--------------------------------------------------------------------------------------------------------------------
      245,000   CA Statewide CDA                                                5.000    09/02/2019          239,826
--------------------------------------------------------------------------------------------------------------------
      245,000   CA Statewide CDA                                                5.125    09/02/2020          240,536
--------------------------------------------------------------------------------------------------------------------
    2,950,000   CA Statewide CDA                                                5.125    09/02/2025        2,802,264


                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   8,495,000   CA Statewide CDA 1                                              5.200%   09/02/2036   $    7,481,716
--------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA                                                6.527 2  09/01/2028           25,107
--------------------------------------------------------------------------------------------------------------------
       25,000   CA Statewide CDA                                                6.625    09/01/2027           25,023
--------------------------------------------------------------------------------------------------------------------
       50,000   CA Statewide CDA                                                6.750    09/01/2037           52,622
--------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA                                                6.773 2  09/01/2034           15,806
--------------------------------------------------------------------------------------------------------------------
       15,000   CA Statewide CDA                                                7.000    07/01/2022           15,019
--------------------------------------------------------------------------------------------------------------------
       25,000   CA Statewide CDA (Arc of San Diego) COP                         5.625    05/01/2021           25,544
--------------------------------------------------------------------------------------------------------------------
    5,400,000   CA Statewide CDA (Berkeley Montessori School)                   7.250    10/01/2033        5,782,050
--------------------------------------------------------------------------------------------------------------------
      265,000   CA Statewide CDA (California Odd Fellow Hsg.)                   5.500    10/01/2023          265,239
--------------------------------------------------------------------------------------------------------------------
    3,955,000   CA Statewide CDA (Casa De Los Amigos)                           5.250    10/20/2042        3,895,635
--------------------------------------------------------------------------------------------------------------------
      825,000   CA Statewide CDA (Citrus Gardens Apartments)                    6.500    07/01/2032          838,976
--------------------------------------------------------------------------------------------------------------------
    1,395,000   CA Statewide CDA (Citrus Gardens Apartments)                    9.000    07/01/2032        1,394,623
--------------------------------------------------------------------------------------------------------------------
    3,290,000   CA Statewide CDA (Clara)                                        5.050    01/20/2041        3,179,818
--------------------------------------------------------------------------------------------------------------------
    1,070,000   CA Statewide CDA (Drew School) 1                                5.300    10/01/2037        1,001,028
--------------------------------------------------------------------------------------------------------------------
    1,250,000   CA Statewide CDA (East Tabor Apartments)                        6.850    08/20/2036        1,356,763
--------------------------------------------------------------------------------------------------------------------
       50,000   CA Statewide CDA (Eastfield Ming Quong)                         5.500    06/01/2012           50,405
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Statewide CDA (Fairfield Apartments) 6                       7.250    01/01/2035        2,331,900
--------------------------------------------------------------------------------------------------------------------
    4,200,000   CA Statewide CDA (Family House & Hsg.
                Foundation-Torrence I)                                          7.000    04/20/2036        4,669,980
--------------------------------------------------------------------------------------------------------------------
   43,650,000   CA Statewide CDA (Foxdale Apartments)                           5.500    03/01/2040       40,465,733
--------------------------------------------------------------------------------------------------------------------
       60,000   CA Statewide CDA (GP Steinbeck)                                 5.492 2  03/20/2022           27,003
--------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Statewide CDA (Huntington Park Charter School)               5.250    07/01/2042          882,760
--------------------------------------------------------------------------------------------------------------------
    1,145,000   CA Statewide CDA (International School Peninsula) 1             5.000    11/01/2025        1,055,541
--------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Statewide CDA (International School Peninsula) 1             5.000    11/01/2029          895,500
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Statewide CDA (John F. Kennedy University)                   6.750    10/01/2033        5,304,000
--------------------------------------------------------------------------------------------------------------------
  100,000,000   CA Statewide CDA (Kaiser Permanente) 4                          3.948 5  04/01/2036       79,213,000
--------------------------------------------------------------------------------------------------------------------
    2,050,000   CA Statewide CDA (Kaiser Permanente) 1                          5.300    12/01/2015        2,167,383
--------------------------------------------------------------------------------------------------------------------
    2,750,000   CA Statewide CDA (Live Oak School) 1                            6.750    10/01/2030        2,872,788
--------------------------------------------------------------------------------------------------------------------
    6,000,000   CA Statewide CDA (Marin Montessori School)                      7.000    10/01/2033        6,394,980
--------------------------------------------------------------------------------------------------------------------
    6,240,000   CA Statewide CDA (Mountain Shadows Community)                   5.000    07/01/2031        5,334,701
--------------------------------------------------------------------------------------------------------------------
    1,400,000   CA Statewide CDA (Napa Valley Hospice) 1                        7.000    01/01/2034        1,453,970
--------------------------------------------------------------------------------------------------------------------
    1,650,000   CA Statewide CDA (Notre Dame de Namur University) 1             6.500    10/01/2023        1,721,511
--------------------------------------------------------------------------------------------------------------------
    1,635,000   CA Statewide CDA (Notre Dame de Namur University) 1             6.625    10/01/2033        1,688,448
--------------------------------------------------------------------------------------------------------------------
       50,000   CA Statewide CDA (Quail Ridge Apartments)                       5.250    07/01/2022           49,823
--------------------------------------------------------------------------------------------------------------------
       30,000   CA Statewide CDA (Quail Ridge Apartments)                       5.375    07/01/2032           28,627
--------------------------------------------------------------------------------------------------------------------
    1,415,000   CA Statewide CDA (Quail Ridge Apartments) 1                     6.500    07/01/2032        1,435,235
--------------------------------------------------------------------------------------------------------------------
    2,050,000   CA Statewide CDA (Quail Ridge Apartments) 1                     9.000    07/01/2032        2,044,691
--------------------------------------------------------------------------------------------------------------------
      425,000   CA Statewide CDA (Rio Bravo)                                    6.300    12/01/2018          404,630


                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,845,000   CA Statewide CDA (Sonoma Country Day School) 1                  6.000%   01/01/2029   $    1,755,351
--------------------------------------------------------------------------------------------------------------------
      220,000   CA Statewide CDA (Stonehaven Student Hsg.)                      5.875    07/01/2032          213,880
--------------------------------------------------------------------------------------------------------------------
       15,000   CA Statewide CDA (Sutter Health Obligated Group)                5.500    08/15/2034           15,426
--------------------------------------------------------------------------------------------------------------------
      450,000   CA Statewide CDA (Sycamore)                                     6.000    03/20/2038          478,233
--------------------------------------------------------------------------------------------------------------------
    4,000,000   CA Statewide CDA (Turning Point) 1                              6.500    11/01/2031        4,133,280
--------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Statewide CDA (Valleycare Health System) 1                   5.125    07/15/2031          889,430
--------------------------------------------------------------------------------------------------------------------
   52,800,000   CA Statewide CDA COP (Children's Hospital of
                Los Angeles) 7                                                  5.000    08/15/2043       51,053,904
--------------------------------------------------------------------------------------------------------------------
      260,000   CA Statewide CDA COP (Children's Hospital of
                Los Angeles) 1                                                  5.250    08/15/2029          253,932
--------------------------------------------------------------------------------------------------------------------
      165,000   CA Statewide CDA COP (Internext Group) 1                        5.375    04/01/2030          163,510
--------------------------------------------------------------------------------------------------------------------
      270,000   CA Statewide CDA Special Tax Community Facilities
                District No. 97                                                 6.842 2  09/01/2022          122,056
--------------------------------------------------------------------------------------------------------------------
    9,995,000   CA Statewide CDA, Series A 1                                    5.150    09/02/2037        8,719,338
--------------------------------------------------------------------------------------------------------------------
      490,000   CA Statewide CDA, Series A                                      5.200    09/02/2025          469,547
--------------------------------------------------------------------------------------------------------------------
    3,945,000   CA Statewide CDA, Series A 1                                    5.350    09/02/2035        3,564,308
--------------------------------------------------------------------------------------------------------------------
    8,005,000   CA Statewide CDA, Series B 1                                    6.250    09/02/2037        8,053,190
--------------------------------------------------------------------------------------------------------------------
   45,175,000   CA Statewide Financing Authority Tobacco Settlement             6.375 2  06/01/2046        3,108,944
--------------------------------------------------------------------------------------------------------------------
  220,000,000   CA Statewide Financing Authority Tobacco Settlement             7.876 2  06/01/2055        5,236,000
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Statewide Financing Authority Tobacco Settlement
                (TASC) 1                                                        6.000    05/01/2037        5,004,100
--------------------------------------------------------------------------------------------------------------------
   11,745,000   CA Statewide Financing Authority Tobacco Settlement
                (TASC)                                                          6.000    05/01/2043       11,754,631
--------------------------------------------------------------------------------------------------------------------
   30,010,000   CA Statewide Financing Authority Tobacco Settlement
                (TASC)                                                          6.000    05/01/2043       30,034,608
--------------------------------------------------------------------------------------------------------------------
    3,675,000   CA Valley Health System COP 6,8                                 6.875    05/15/2023        2,149,875
--------------------------------------------------------------------------------------------------------------------
      280,000   CA Valley Health System, Series A 8                             6.500    05/15/2025          163,800
--------------------------------------------------------------------------------------------------------------------
    1,375,000   CA Valley Sanitation District                                   5.200    09/02/2030        1,246,919
--------------------------------------------------------------------------------------------------------------------
      120,000   CA Veterans GO                                                  4.700    12/01/2012          120,142
--------------------------------------------------------------------------------------------------------------------
       25,000   CA Veterans GO, Series BP                                       5.500    12/01/2026           25,013
--------------------------------------------------------------------------------------------------------------------
      165,000   CA Veterans GO, Series BR                                       5.250    12/01/2026          165,063
--------------------------------------------------------------------------------------------------------------------
    3,000,000   CA Veterans GO, Series BX                                       5.500    12/01/2031        3,005,040
--------------------------------------------------------------------------------------------------------------------
       25,000   CA Water Resource Devel. GO, Series S                           5.500    04/01/2009           25,062
--------------------------------------------------------------------------------------------------------------------
       25,000   CA Western Hills Water District Special Tax (Diablo
                Grande Community Facilities)                                    5.700    09/01/2011           26,051
--------------------------------------------------------------------------------------------------------------------
       85,000   CA Western Hills Water District Special Tax (Diablo
                Grande Community Facilities)                                    6.000    09/01/2024           85,660
--------------------------------------------------------------------------------------------------------------------
    4,495,000   CA Western Hills Water District Special Tax (Diablo
                Grande Community Facilities)                                    6.125    09/01/2031        4,491,943
--------------------------------------------------------------------------------------------------------------------
      245,000   CA Western Hills Water District Special Tax (Diablo
                Grande Community Facilities)                                    6.700    09/01/2020          253,568


                   26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   3,030,000   CA Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                            6.875%   09/01/2031   $    3,107,962
--------------------------------------------------------------------------------------------------------------------
       10,000   CA William S. Hart Joint School Financing Authority             5.600    09/01/2023           10,167
--------------------------------------------------------------------------------------------------------------------
       10,000   CA William S. Hart Union School District                        6.000    09/01/2033            9,954
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Calexico, CA Community Facilities District No. 2005-1
                Special Tax (Hearthstone)                                       5.500    09/01/2036        2,302,825
--------------------------------------------------------------------------------------------------------------------
    2,325,000   Calexico, CA Community Facilities District No. 2005-1
                Special Tax (Hearthstone)                                       5.550    09/01/2036        2,158,484
--------------------------------------------------------------------------------------------------------------------
      175,000   Campbell, CA (Civic Center) COP                                 5.250    10/01/2028          178,700
--------------------------------------------------------------------------------------------------------------------
       25,000   Carlsbad, CA Improvement Bond Act 1915                          5.500    09/02/2028           23,802
--------------------------------------------------------------------------------------------------------------------
      200,000   Carlsbad, CA Unified School District COP
                (Aviara Oaks Middle School)                                     5.300    06/01/2022          201,194
--------------------------------------------------------------------------------------------------------------------
    1,320,000   Carson, CA Improvement Bond Act 1915                            7.375    09/02/2022        1,321,940
--------------------------------------------------------------------------------------------------------------------
    4,510,000   Castaic, CA Union School District Community
                Facilities District No. 92-1                                    9.000    10/01/2019        4,536,023
--------------------------------------------------------------------------------------------------------------------
       50,000   Central CA Joint Powers Health Financing Authority
                COP (CHCC/FCHMC/SHF Obligated Group)                            6.000    02/01/2030           54,048
--------------------------------------------------------------------------------------------------------------------
        5,000   Chino Valley, CA Unified School District COP                    5.000    09/01/2026            5,255
--------------------------------------------------------------------------------------------------------------------
    2,190,000   Chino, CA Community Facilities District Special Tax             5.150    09/01/2036        1,954,663
--------------------------------------------------------------------------------------------------------------------
       45,000   Chino, CA Community Facilities District Special Tax             5.950    09/01/2033           45,135
--------------------------------------------------------------------------------------------------------------------
       50,000   Chino, CA Community Facilities District Special Tax
                No. 10                                                          6.850    09/01/2020           52,253
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Chino, CA Community Facilities District Special Tax
                No. 2005-1                                                      5.000    09/01/2023          950,590
--------------------------------------------------------------------------------------------------------------------
    1,625,000   Chino, CA Community Facilities District Special Tax
                No. 2005-1                                                      5.000    09/01/2027        1,476,589
--------------------------------------------------------------------------------------------------------------------
    2,175,000   Chowchilla, CA Community Facilities Sales Tax District          5.000    09/01/2037        1,852,904
--------------------------------------------------------------------------------------------------------------------
    1,825,000   Chowchilla, CA Redevel. Agency 1                                5.000    08/01/2037        1,780,999
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Chula Vista, CA Community Facilities District
                (Otay Ranch Village Seven)                                      5.250    09/01/2026        1,861,800
--------------------------------------------------------------------------------------------------------------------
    2,670,000   Chula Vista, CA Community Facilities District
                (Otay Ranch Village Seven)                                      5.350    09/01/2036        2,405,483
--------------------------------------------------------------------------------------------------------------------
      210,000   Chula Vista, CA Hsg. Authority (Oxford Terrace
                Apartments)                                                     5.625    12/20/2042          208,872
--------------------------------------------------------------------------------------------------------------------
    2,525,000   Coalinga, CA Regional Medical Center COP 1                      5.125    03/01/2032        2,312,799
--------------------------------------------------------------------------------------------------------------------
    1,825,000   Coalinga, CA Regional Medical Center COP 1                      5.750    09/01/2024        1,896,175
--------------------------------------------------------------------------------------------------------------------
    3,040,000   Coalinga, CA Regional Medical Center COP 1                      6.000    09/01/2034        3,025,803
--------------------------------------------------------------------------------------------------------------------
    2,100,000   Colton, CA Community Facilities District Special Tax            7.500    09/01/2020        2,184,735
--------------------------------------------------------------------------------------------------------------------
       25,000   Contra Costa County, CA Public Financing Authority
                Tax Allocation                                                  5.850    08/01/2033           28,921
--------------------------------------------------------------------------------------------------------------------
        5,000   Contra Costa County, CA Public Financing Authority
                Tax Allocation                                                  5.850    08/01/2033            4,774


                   27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   2,005,000   Corona, CA Community Facilities District
                (Buchanan Street)                                               5.150%   09/01/2036   $    1,740,200
--------------------------------------------------------------------------------------------------------------------
    1,975,000   Corona-Norco, CA Unified School District                        6.000    09/01/2037        1,943,993
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Daly City, CA Hsg. Devel. Finance Agency
                (Third Tier Francsican)                                         6.500    12/15/2047          950,330
--------------------------------------------------------------------------------------------------------------------
      500,000   Downey, CA Community Devel. Commission Tax
                Allocation (Downey Redevel.)                                    5.125    08/01/2028          503,325
--------------------------------------------------------------------------------------------------------------------
    8,450,000   Duarte, CA COP (Hope National Medical Center) 1                 5.250    04/01/2031        8,505,601
--------------------------------------------------------------------------------------------------------------------
    3,280,000   East Palo Alto, CA Redevel. Agency Tax Allocation
                (University Circle Gateway)                                     6.625    10/01/2029        3,526,033
--------------------------------------------------------------------------------------------------------------------
      200,000   Eastern CA Municipal Water District Community
                Facilities Special Tax                                          5.000    09/01/2030          176,440
--------------------------------------------------------------------------------------------------------------------
      340,000   Eastern CA Municipal Water District Community
                Facilities Special Tax                                          5.000    09/01/2037          289,649
--------------------------------------------------------------------------------------------------------------------
      200,000   Eastern CA Municipal Water District Community
                Facilities Special Tax                                          5.100    09/01/2037          173,110
--------------------------------------------------------------------------------------------------------------------
    3,740,000   Eastern CA Municipal Water District Community
                Facilities Special Tax                                          5.250    09/01/2035        3,329,348
--------------------------------------------------------------------------------------------------------------------
       25,000   Eastern CA Municipal Water District Community
                Facilities Special Tax (Crown Valley Village)                   5.400    09/01/2023           24,547
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Eastern CA Municipal Water District Community
                Facilities Special Tax (Crown Valley Village)                   5.625    09/01/2034        1,415,205
--------------------------------------------------------------------------------------------------------------------
      425,000   Eastern CA Municipal Water District Community
                Facilities Special Tax No. 2003-25                              5.000    09/01/2036          362,857
--------------------------------------------------------------------------------------------------------------------
       20,000   Eastern CA Municipal Water District Community
                Facilities Special Tax No. 2004-26                              5.000    09/01/2025           18,405
--------------------------------------------------------------------------------------------------------------------
      525,000   Eastern CA Municipal Water District Improvement
                Bond Act 1915                                                   5.200    09/01/2036          462,378
--------------------------------------------------------------------------------------------------------------------
    1,725,000   Eastern CA Municipal Water District Improvement
                Bond Act 1915                                                   5.500    09/02/2035        1,592,951
--------------------------------------------------------------------------------------------------------------------
    1,205,000   Eastern CA Municipal Water District Improvement
                Bond Act 1915 (Faircrest)                                       5.250    09/01/2036        1,069,389
--------------------------------------------------------------------------------------------------------------------
    4,000,000   El Dorado County, CA Special Tax                                5.250    09/01/2035        3,585,320
--------------------------------------------------------------------------------------------------------------------
    1,900,000   El Dorado County, CA Special Tax                                5.350    09/01/2035        1,728,430
--------------------------------------------------------------------------------------------------------------------
    1,875,000   El Monte, CA Public Finance Authority
                (Multiple Redevel.)                                             5.300    06/01/2038        1,660,444
--------------------------------------------------------------------------------------------------------------------
    5,750,000   Elk Grove, CA Special Tax Community Facilities
                District No. 2005-1X                                            5.200    09/01/2027        5,171,953
--------------------------------------------------------------------------------------------------------------------
   22,500,000   Elk Grove, CA Special Tax Community Facilities
                District No. 2005-1X                                            5.250    09/01/2037       19,522,125
--------------------------------------------------------------------------------------------------------------------
    1,400,000   Escondido, CA Special Tax Community Facilities
                District No. 01 (Eureka)                                        5.100    09/01/2026        1,287,118
--------------------------------------------------------------------------------------------------------------------
    4,200,000   Escondido, CA Special Tax Community Facilities
                District No. 01 (Eureka)                                        5.150    09/01/2036        3,696,462


                   28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000   Etiwanda, CA School District Special Tax                        5.400%   09/01/2035   $       22,754
--------------------------------------------------------------------------------------------------------------------
   10,300,000   Etiwanda, CA School District Special Tax Community
                Facilities District No. 2004-2 1                                6.000    09/01/2037       10,278,164
--------------------------------------------------------------------------------------------------------------------
      700,000   Farmersville, CA Unified School District COP                    5.000    08/01/2026          698,327
--------------------------------------------------------------------------------------------------------------------
      100,000   Fillmore, CA Public Financing (Central City Redevel.)           5.500    06/01/2031           94,054
--------------------------------------------------------------------------------------------------------------------
      935,000   Fillmore, CA Redevel. Agency Tax Allocation                     5.000    05/01/2016          933,364
--------------------------------------------------------------------------------------------------------------------
    1,080,000   Fillmore, CA Redevel. Agency Tax Allocation                     5.000    05/01/2017        1,067,720
--------------------------------------------------------------------------------------------------------------------
    1,135,000   Fillmore, CA Redevel. Agency Tax Allocation                     5.000    05/01/2018        1,119,258
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Fillmore, CA Redevel. Agency Tax Allocation                     5.125    05/01/2021        3,905,760
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Fillmore, CA Redevel. Agency Tax Allocation                     5.300    05/01/2023        2,945,910
--------------------------------------------------------------------------------------------------------------------
   15,000,000   Fillmore, CA Redevel. Agency Tax Allocation 1                   5.375    05/01/2031       13,875,450
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Folsom, CA Special Tax Community Facilities
                District No. 10                                                 6.300    09/01/2012        1,052,660
--------------------------------------------------------------------------------------------------------------------
    5,230,000   Folsom, CA Special Tax Community Facilities
                District No. 10                                                 6.875    09/01/2019        5,447,463
--------------------------------------------------------------------------------------------------------------------
    2,615,000   Folsom, CA Special Tax Community Facilities
                District No. 31                                                 5.000    09/01/2026        2,347,276
--------------------------------------------------------------------------------------------------------------------
    9,050,000   Folsom, CA Special Tax Community Facilities
                District No. 31                                                 5.000    09/01/2036        7,672,862
--------------------------------------------------------------------------------------------------------------------
       10,000   Fontana, CA Redevel. Agency (Jurupa Hills)                      5.500    10/01/2027           10,160
--------------------------------------------------------------------------------------------------------------------
       20,000   Fremont, CA Community Facilities District
                (Pacific Commons)                                               6.250    09/01/2026           20,354
--------------------------------------------------------------------------------------------------------------------
       50,000   Garden Grove, CA Hsg. Authority (Multifamily Hsg.)              6.700    07/01/2024           50,550
--------------------------------------------------------------------------------------------------------------------
       10,000   Garden Grove, CA Hsg. Authority
                (Stuart Drive-Rose Garden)                                      6.700    01/01/2025           10,021
--------------------------------------------------------------------------------------------------------------------
    1,675,000   Hawthorne, CA Community Redevel. Agency
                Special Tax                                                     7.200    10/01/2025        1,728,265
--------------------------------------------------------------------------------------------------------------------
    1,180,000   Hawthorne, CA Community Redevel. Agency
                Special Tax                                                     7.200    10/01/2025        1,217,524
--------------------------------------------------------------------------------------------------------------------
    1,165,000   Heber, CA Public Utilities District (Heber Meadows)             5.300    09/01/2035        1,044,830
--------------------------------------------------------------------------------------------------------------------
    1,020,000   Hemet, CA Unified School District                               5.100    09/01/2030          912,421
--------------------------------------------------------------------------------------------------------------------
      785,000   Hemet, CA Unified School District                               5.125    09/01/2036          683,437
--------------------------------------------------------------------------------------------------------------------
    1,285,000   Hemet, CA Unified School District                               5.125    09/01/2037        1,116,626
--------------------------------------------------------------------------------------------------------------------
    1,505,000   Hemet, CA Unified School District                               5.250    09/01/2035        1,426,319
--------------------------------------------------------------------------------------------------------------------
    1,155,000   Hemet, CA Unified School District Community
                Facilities District No. 2005-3                                  5.375    09/01/2026        1,097,666
--------------------------------------------------------------------------------------------------------------------
    5,835,000   Hemet, CA Unified School District Community
                Facilities District No. 2005-3                                  5.750    09/01/2039        5,577,501
--------------------------------------------------------------------------------------------------------------------
       35,000   Hemet, CA Unified School District Community
                Facilities District Special Tax                                 5.625    09/01/2035           32,947
--------------------------------------------------------------------------------------------------------------------
       50,000   Hesperia, CA Improvement Bond Act 1915                          8.500    09/02/2024           51,604
--------------------------------------------------------------------------------------------------------------------
    1,370,000   Hesperia, CA Public Financing Authority, Tranche A              6.250    09/01/2035        1,370,096


                   29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   3,375,000   Hesperia, CA Public Financing Authority, Tranche B              6.250%   09/01/2035   $    3,375,236
--------------------------------------------------------------------------------------------------------------------
    3,355,000   Hesperia, CA Public Financing Authority, Tranche C              6.250    09/01/2035        3,355,235
--------------------------------------------------------------------------------------------------------------------
    1,070,000   Hesperia, CA Unified School District                            5.000    09/01/2030          943,954
--------------------------------------------------------------------------------------------------------------------
    1,710,000   Hesperia, CA Unified School District                            5.000    09/01/2037        1,467,163
--------------------------------------------------------------------------------------------------------------------
       50,000   Hesperia, CA Unified School District                            5.200    09/01/2035           44,178
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Huntington Beach, CA Community Facilities
                District Special Tax (Huntington Center)                        5.850    09/01/2033        1,463,970
--------------------------------------------------------------------------------------------------------------------
    1,520,000   Imperial County, CA Community Facilities
                District No. 2004-2 Special Tax                                 5.900    09/01/2037        1,495,878
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Imperial County, CA Community Facilities
                District No. 2004-2 Special Tax                                 6.000    09/01/2037        1,968,600
--------------------------------------------------------------------------------------------------------------------
        5,000   Imperial County, CA COP                                         6.000    09/01/2009            5,012
--------------------------------------------------------------------------------------------------------------------
      870,000   Imperial County, CA Special Tax                                 5.000    09/01/2026          790,047
--------------------------------------------------------------------------------------------------------------------
    1,070,000   Imperial County, CA Special Tax                                 5.000    09/01/2037          911,544
--------------------------------------------------------------------------------------------------------------------
    3,385,000   Imperial County, CA Special Tax                                 5.000    09/01/2037        2,883,715
--------------------------------------------------------------------------------------------------------------------
      295,000   Imperial County, CA Special Tax                                 5.000    09/01/2037          251,313
--------------------------------------------------------------------------------------------------------------------
    1,550,000   Imperial County, CA Special Tax                                 5.100    09/01/2037        1,341,603
--------------------------------------------------------------------------------------------------------------------
    3,710,000   Imperial County, CA Special Tax                                 5.125    09/01/2037        3,223,879
--------------------------------------------------------------------------------------------------------------------
       40,000   Independent Cities, CA Lease Finance Authority
                (Caritas Affordable Hsg.)                                       5.375    08/15/2040           35,840
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Independent Cities, CA Lease Finance Authority
                (Caritas)                                                       5.200    08/15/2045        3,543,360
--------------------------------------------------------------------------------------------------------------------
      130,000   Independent Cities, CA Lease Finance Authority
                (El Granada Mobile Home Park)                                   6.000    05/15/2034          130,559
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Independent Cities, CA Lease Finance Authority
                (San Juan Mobile Estates)                                       5.125    05/15/2041        2,636,970
--------------------------------------------------------------------------------------------------------------------
      500,000   Independent Cities, CA Lease Finance Authority
                (San Juan Mobile Estates)                                       5.450    05/15/2026          457,990
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Independent Cities, CA Lease Finance Authority
                (San Juan Mobile Estates)                                       5.850    05/15/2041          998,679
--------------------------------------------------------------------------------------------------------------------
    2,445,000   Indio, CA Community Facilities District Special Tax             5.200    09/01/2027        2,251,674
--------------------------------------------------------------------------------------------------------------------
    2,215,000   Indio, CA Community Facilities District Special Tax             5.250    09/01/2027        2,052,641
--------------------------------------------------------------------------------------------------------------------
    2,520,000   Indio, CA Community Facilities District Special Tax             5.250    09/01/2036        2,236,399
--------------------------------------------------------------------------------------------------------------------
    4,095,000   Indio, CA Community Facilities District Special Tax             5.250    09/01/2036        3,634,149
--------------------------------------------------------------------------------------------------------------------
      295,000   Indio, CA Community Facilities District Special Tax
                (Sonora Wells)                                                  5.000    09/01/2020          286,277
--------------------------------------------------------------------------------------------------------------------
      310,000   Indio, CA Community Facilities District Special Tax
                (Sonora Wells)                                                  5.000    09/01/2021          297,439
--------------------------------------------------------------------------------------------------------------------
      645,000   Indio, CA Community Facilities District Special Tax
                (Sonora Wells)                                                  5.050    09/01/2026          589,356
--------------------------------------------------------------------------------------------------------------------
    2,885,000   Indio, CA Community Facilities District Special Tax
                (Sonora Wells)                                                  5.125    09/01/2036        2,511,739


                   30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000   Indio, CA Improvement Bond Act 1915 Assessment
                District No. 2002-2                                             6.125%   09/02/2027   $       25,359
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Indio, CA Improvement Bond Act 1915 Assessment
                District No. 2003-03                                            6.125    09/02/2029        2,024,480
--------------------------------------------------------------------------------------------------------------------
       25,000   Indio, CA Improvement Bond Act 1915 Assessment
                District No. 2003-5 (Sunburst)                                  5.875    09/02/2029           24,727
--------------------------------------------------------------------------------------------------------------------
    2,820,000   Indio, CA Improvement Bond Act 1915 Assessment
                District No. 2004-03                                            5.500    09/02/2030        2,645,019
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Indio, CA Public Financing Authority                            6.100    09/02/2029        2,020,480
--------------------------------------------------------------------------------------------------------------------
    4,185,000   Indio, CA Redevel. Agency Tax, Series B 1                       6.500    08/15/2034        4,302,347
--------------------------------------------------------------------------------------------------------------------
      305,000   Industry, CA COP                                                5.300    08/01/2019          314,116
--------------------------------------------------------------------------------------------------------------------
       10,000   Irvine, CA Improvement Bond Act 1915                            5.625    09/02/2024           10,198
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Jurupa, CA Community Services District Special Tax
                Community Facilities District No. 17                            5.200    09/01/2036          880,720
--------------------------------------------------------------------------------------------------------------------
        5,000   King, CA Community Devel. Agency
                (King City Redevel.)                                            6.400    09/01/2009            5,012
--------------------------------------------------------------------------------------------------------------------
       50,000   King, CA Community Devel. Agency
                (King City Redevel.)                                            6.750    09/01/2016           50,073
--------------------------------------------------------------------------------------------------------------------
       30,000   Kingsburg, CA Public Financing Authority                        8.000    09/15/2021           30,059
--------------------------------------------------------------------------------------------------------------------
    4,040,000   La Puente, CA Community Devel. Commission
                (La Puente Redevel.) 1                                          6.875    08/01/2037        4,040,323
--------------------------------------------------------------------------------------------------------------------
    5,000,000   La Verne, CA COP (Bethren Hillcrest Homes)                      5.600    02/15/2033        4,570,600
--------------------------------------------------------------------------------------------------------------------
    4,500,000   La Verne, CA COP (Bethren Hillcrest Homes) 1                    6.625    02/15/2025        4,835,340
--------------------------------------------------------------------------------------------------------------------
    1,300,000   Laguna Beach, CA Improvement Bond Act 1915
                Underground Utility Assessment No. 06-1                         5.500    09/02/2022        1,265,004
--------------------------------------------------------------------------------------------------------------------
      840,000   Lake Berryessa, CA Resort Improvement District                  5.250    09/02/2017          842,159
--------------------------------------------------------------------------------------------------------------------
    1,440,000   Lake Berryessa, CA Resort Improvement District                  5.250    09/02/2027        1,375,963
--------------------------------------------------------------------------------------------------------------------
    2,470,000   Lake Berryessa, CA Resort Improvement District                  5.550    09/02/2037        2,290,826
--------------------------------------------------------------------------------------------------------------------
    2,020,000   Lake Elsinore, CA Community Facilities District
                No. 2006-2 Special Tax (Viscaya)                                5.400    09/01/2036        1,833,473
--------------------------------------------------------------------------------------------------------------------
    5,575,000   Lake Elsinore, CA Special Tax                                   5.150    09/01/2036        4,838,710
--------------------------------------------------------------------------------------------------------------------
      920,000   Lake Elsinore, CA Special Tax                                   5.200    09/01/2026          846,382
--------------------------------------------------------------------------------------------------------------------
      980,000   Lake Elsinore, CA Special Tax                                   5.200    09/01/2026          901,580
--------------------------------------------------------------------------------------------------------------------
    2,800,000   Lake Elsinore, CA Special Tax                                   5.250    09/01/2037        2,463,524
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Lake Elsinore, CA Special Tax                                   5.350    09/01/2036          984,214
--------------------------------------------------------------------------------------------------------------------
    1,210,000   Lake Elsinore, CA Special Tax                                   5.350    09/01/2036        1,113,079
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Lake Elsinore, CA Special Tax                                   5.450    09/01/2036        1,828,800
--------------------------------------------------------------------------------------------------------------------
    1,170,000   Lake Elsinore, CA Unified School District                       5.000    09/01/2037          989,703
--------------------------------------------------------------------------------------------------------------------
    3,430,000   Lake Elsinore, CA Unified School District                       5.350    09/01/2035        3,099,039
--------------------------------------------------------------------------------------------------------------------
    1,220,000   Lake Elsinore, CA Unified School District                       5.350    09/01/2035        1,102,282
--------------------------------------------------------------------------------------------------------------------
    1,435,000   Lake Elsinore, CA Unified School District                       5.400    09/01/2035        1,306,080


                   31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,100,000   Lake Elsinore, CA Unified School District Community
                Facilities District Special Tax No. 2006-6                      5.900%   09/01/2037   $    1,067,770
--------------------------------------------------------------------------------------------------------------------
       10,000   Lathrop, CA Financing Authority (Water Supply)                  5.700    06/01/2019           10,123
--------------------------------------------------------------------------------------------------------------------
    1,800,000   Lathrop, CA Financing Authority (Water Supply) 1                6.000    06/01/2035        1,798,614
--------------------------------------------------------------------------------------------------------------------
    3,430,000   Lathrop, CA Improvement Bond Act 1915
                (Mossdale Village)                                              5.100    09/02/2035        3,005,606
--------------------------------------------------------------------------------------------------------------------
       50,000   Lathrop, CA Improvement Bond Act 1915
                (Mossdale Village)                                              6.000    09/02/2022           51,004
--------------------------------------------------------------------------------------------------------------------
       20,000   Lathrop, CA Improvement Bond Act 1915
                (Mossdale Village)                                              6.125    09/02/2028           20,267
--------------------------------------------------------------------------------------------------------------------
       50,000   Lathrop, CA Improvement Bond Act 1915
                (Mossdale Village)                                              6.125    09/02/2033           50,413
--------------------------------------------------------------------------------------------------------------------
    4,475,000   Lathrop, CA Special Tax Community Facilities
                District No. 03-2                                               7.000    09/01/2033        4,773,975
--------------------------------------------------------------------------------------------------------------------
      475,000   Lathrop, CA Special Tax Community Facilities
                District No. 06-1                                               5.000    09/01/2015          457,420
--------------------------------------------------------------------------------------------------------------------
      445,000   Lathrop, CA Special Tax Community Facilities
                District No. 06-1                                               5.000    09/01/2016          421,891
--------------------------------------------------------------------------------------------------------------------
      670,000   Lathrop, CA Special Tax Community Facilities
                District No. 06-1                                               5.125    09/01/2017          633,070
--------------------------------------------------------------------------------------------------------------------
      800,000   Lathrop, CA Special Tax Community Facilities
                District No. 06-1                                               5.125    09/01/2018          749,272
--------------------------------------------------------------------------------------------------------------------
    1,015,000   Lathrop, CA Special Tax Community Facilities
                District No. 06-1                                               5.200    09/01/2019          948,254
--------------------------------------------------------------------------------------------------------------------
      505,000   Lathrop, CA Special Tax Community Facilities
                District No. 06-1                                               5.250    09/01/2021          464,620
--------------------------------------------------------------------------------------------------------------------
    5,680,000   Lathrop, CA Special Tax Community Facilities
                District No. 06-1                                               5.300    09/01/2026        4,969,886
--------------------------------------------------------------------------------------------------------------------
   27,305,000   Lathrop, CA Special Tax Community Facilities
                District No. 06-1 1                                             5.375    09/01/2036       22,769,366
--------------------------------------------------------------------------------------------------------------------
      110,000   Lee Lake Water District, CA Community Facilities
                District No. 1 (Sycamore Creek)                                 6.000    09/01/2033          109,495
--------------------------------------------------------------------------------------------------------------------
      635,000   Lincoln, CA Special Tax                                         5.000    09/01/2026          566,699
--------------------------------------------------------------------------------------------------------------------
    1,315,000   Lincoln, CA Special Tax                                         5.000    09/01/2036        1,107,164
--------------------------------------------------------------------------------------------------------------------
       25,000   Loma Linda, CA Collateralized Loan (Redlands)                   7.375    06/01/2009           26,074
--------------------------------------------------------------------------------------------------------------------
       25,000   Long Beach, CA Bond Finance Authority
                (Aquarium of the South Pacific)                                 5.000    11/01/2026           25,664
--------------------------------------------------------------------------------------------------------------------
   60,000,000   Long Beach, CA Bond Finance Authority Natural Gas 4             4.812 5  11/15/2033       51,300,000
--------------------------------------------------------------------------------------------------------------------
   52,500,000   Long Beach, CA Bond Finance Authority Natural Gas
                Purchase 4                                                      5.500    11/15/2037       52,077,375
--------------------------------------------------------------------------------------------------------------------
    3,085,000   Long Beach, CA Bond Finance Authority Natural Gas
                Purchase 1                                                      5.500    11/15/2037        3,060,135
--------------------------------------------------------------------------------------------------------------------
    5,005,000   Long Beach, CA Special Tax                                      6.300    10/01/2032        5,010,255


                   32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     150,000   Long Beach, CA Special Tax (Towne Center)                       6.875%   10/01/2025   $      151,256
--------------------------------------------------------------------------------------------------------------------
   10,165,000   Long Beach, CA Special Tax Community Facilities
                District No. 7 (Douglas Park)                                   5.250    09/01/2037        9,006,393
--------------------------------------------------------------------------------------------------------------------
      130,000   Los Angeles, CA Community Redevel. Agency
                (Angelus Plaza)                                                 6.400    07/01/2023          131,104
--------------------------------------------------------------------------------------------------------------------
    1,675,000   Los Angeles, CA Community Redevel. Agency
                (Grand Central Square) 1                                        5.000    12/01/2026        1,610,647
--------------------------------------------------------------------------------------------------------------------
      200,000   Los Angeles, CA Dept. of Water & Power, Series A                5.125    07/01/2041          203,624
--------------------------------------------------------------------------------------------------------------------
   17,585,000   Los Angeles, CA Harbor Dept., Series A 4                        5.000    08/01/2025       17,930,928
--------------------------------------------------------------------------------------------------------------------
   18,495,000   Los Angeles, CA Harbor Dept., Series A 4                        5.000    08/01/2026       18,889,235
--------------------------------------------------------------------------------------------------------------------
    5,230,000   Los Angeles, CA Hsg. (Park Plaza)                               5.500    01/20/2043        5,307,509
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Los Angeles, CA Hsg. Authority 1                                5.000    06/01/2033        1,468,260
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Los Angeles, CA IDA (Santee Court Parking Facility)             5.000    12/01/2020        1,442,835
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Los Angeles, CA IDA (Santee Court Parking Facility)             5.000    12/01/2027          997,612
--------------------------------------------------------------------------------------------------------------------
       35,000   Los Angeles, CA Regional Airports Improvement
                Corp. (United Airlines) 6,8,9                                   8.800    11/15/2021           23,960
--------------------------------------------------------------------------------------------------------------------
    9,500,000   Los Angeles, CA Water & Power System 4                          5.000    07/01/2024        9,602,457
--------------------------------------------------------------------------------------------------------------------
       25,000   Los Banos, CA COP 8                                             6.000    12/01/2019           25,013
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Los Banos, CA Redevel. Agency Tax Allocation                    5.000    09/01/2036        1,972,960
--------------------------------------------------------------------------------------------------------------------
       15,000   Los Gatos, CA Union School District                             5.000    08/01/2024           15,660
--------------------------------------------------------------------------------------------------------------------
      135,000   Madera County, CA COP (Valley Children's Hospital) 1            5.750    03/15/2028          135,230
--------------------------------------------------------------------------------------------------------------------
      925,000   Madera, CA Special Tax                                          5.000    09/01/2036          789,747
--------------------------------------------------------------------------------------------------------------------
       10,000   Manteca, CA Unified School District Special Tax
                Community Facilities District No. 89                            5.400    09/01/2023            9,768
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Maywood, CA Community Devel. Commission
                (Maywood Redevel.)                                              5.000    08/01/2037        1,951,780
--------------------------------------------------------------------------------------------------------------------
      100,000   Mendocino Coast, CA Healthcare District 1                       5.875    02/01/2020          100,145
--------------------------------------------------------------------------------------------------------------------
    1,375,000   Mendota, CA Joint Powers Financing Authority
                Wastewater 1                                                    5.150    07/01/2035        1,206,150
--------------------------------------------------------------------------------------------------------------------
      610,000   Menifee, CA Union School District Special Tax                   5.000    09/01/2026          553,941
--------------------------------------------------------------------------------------------------------------------
    3,520,000   Menifee, CA Union School District Special Tax                   5.000    09/01/2036        3,026,461
--------------------------------------------------------------------------------------------------------------------
      915,000   Menifee, CA Union School District Special Tax                   5.200    09/01/2030          829,777
--------------------------------------------------------------------------------------------------------------------
      400,000   Menifee, CA Union School District Special Tax                   5.200    09/01/2035          355,860
--------------------------------------------------------------------------------------------------------------------
      500,000   Menifee, CA Union School District Special Tax                   5.250    09/01/2035          448,165
--------------------------------------------------------------------------------------------------------------------
    1,010,000   Menifee, CA Union School District Special Tax                   5.250    09/01/2036          902,587
--------------------------------------------------------------------------------------------------------------------
      690,000   Menifee, CA Union School District Special Tax                   5.500    09/01/2034          643,108
--------------------------------------------------------------------------------------------------------------------
      385,000   Menifee, CA Union School District Special Tax                   5.500    09/01/2034          358,835
--------------------------------------------------------------------------------------------------------------------
   13,000,000   Merced, CA Irrigation District 7                                5.250    09/01/2036       13,363,480
--------------------------------------------------------------------------------------------------------------------
    2,930,000   Merced, CA Special Tax                                          5.000    09/01/2036        2,501,575
--------------------------------------------------------------------------------------------------------------------
      500,000   Merced, CA Special Tax                                          5.100    09/01/2035          435,125
--------------------------------------------------------------------------------------------------------------------
    1,785,000   Mission Springs, CA Water District                              5.200    09/02/2032        1,603,590


                   33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000   Mission Viejo, CA Community Devel.
                (City Hall Construction/Library)                                5.000%   05/01/2028   $       25,399
--------------------------------------------------------------------------------------------------------------------
       50,000   Modesto, CA Health Facility (Sutter Health/Alta
                Bates Medical Center/Berkeley Long-Term Care
                Company Obligated Group)                                        5.250    06/01/2021           51,068
--------------------------------------------------------------------------------------------------------------------
      445,000   Modesto, CA Irrigation District COP                             5.300    07/01/2022          445,685
--------------------------------------------------------------------------------------------------------------------
       15,000   Modesto, CA Multifamily Hsg. (Valley Oak)                       5.450    05/01/2028           15,177
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Modesto, CA Special Tax Community Facilities
                District No. 4                                                  5.150    09/01/2036        2,621,970
--------------------------------------------------------------------------------------------------------------------
      105,000   Moorpark, CA Mobile Home Park (Villa Del Arroyo)                6.300    05/15/2030          105,319
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Moreno Valley, CA Special Tax Community Facilities
                District No. 5                                                  5.000    09/01/2037        1,064,888
--------------------------------------------------------------------------------------------------------------------
    1,475,000   Moreno Valley, CA Unified School District
                Community Facilities District                                   5.150    09/01/2035        1,293,428
--------------------------------------------------------------------------------------------------------------------
      680,000   Moreno Valley, CA Unified School District
                Community Facilities District                                   5.200    09/01/2036          598,890
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Moreno Valley, CA Unified School District
                Community Facilities District Special Tax                       5.000    09/01/2037        1,703,820
--------------------------------------------------------------------------------------------------------------------
      750,000   Moreno Valley, CA Unified School District
                Community Facilities District Special Tax No. 2004-3            5.000    09/01/2037          638,933
--------------------------------------------------------------------------------------------------------------------
      100,000   Mountain View, CA Los Altos Union High School
                District COP                                                    5.250    08/01/2040          100,741
--------------------------------------------------------------------------------------------------------------------
       10,000   Murrieta, CA Community Facilities District Special Tax
                (Bluestone)                                                     6.300    09/01/2031           10,163
--------------------------------------------------------------------------------------------------------------------
      700,000   Murrieta, CA Community Facilities District Special Tax
                (Bremerton)                                                     5.625    09/01/2034          669,319
--------------------------------------------------------------------------------------------------------------------
    1,810,000   Murrieta, CA Community Facilities District Special Tax
                (Creekside Village)                                             5.200    09/01/2035        1,610,267
--------------------------------------------------------------------------------------------------------------------
      240,000   Murrieta, CA Community Facilities District Special Tax
                (Meadowlane/Amberwalk)                                          5.125    09/01/2035          209,659
--------------------------------------------------------------------------------------------------------------------
      875,000   Murrieta, CA Community Facilities District Special Tax
                (Murrieta Fields)                                               5.250    09/01/2035          778,925
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Murrieta, CA Community Facilities District Special Tax
                (Murrieta Springs)                                              5.500    09/01/2034        2,314,525
--------------------------------------------------------------------------------------------------------------------
       35,000   Murrieta, CA Valley Unified School District Special Tax         5.250    09/01/2037           31,011
--------------------------------------------------------------------------------------------------------------------
      370,000   Murrieta, CA Valley Unified School District Special Tax         5.375    09/01/2026          351,633
--------------------------------------------------------------------------------------------------------------------
    1,355,000   Murrieta, CA Valley Unified School District Special Tax         5.450    09/01/2038        1,244,893
--------------------------------------------------------------------------------------------------------------------
       25,000   Murrieta, CA Water Public Financing Authority                   6.600    10/01/2016           25,067
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Northern CA Gas Authority 4                                     3.768 5  07/01/2017          892,440
--------------------------------------------------------------------------------------------------------------------
   20,000,000   Northern CA Gas Authority 4,8                                   3.798 5  07/01/2019       17,098,200
--------------------------------------------------------------------------------------------------------------------
   15,000,000   Northern CA Gas Authority 4,8                                   3.888 5  07/01/2027       11,972,700
--------------------------------------------------------------------------------------------------------------------
       40,000   Northern CA Gas Authority                                       3.768 5  07/01/2017           35,698
--------------------------------------------------------------------------------------------------------------------
   30,000,000   Northern CA Gas Authority 8                                     3.888 5  07/01/2027       23,945,400


                   34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     300,000   Northern CA Power Agency (Hydroelectric)                        5.000%   07/01/2028   $      304,386
--------------------------------------------------------------------------------------------------------------------
    1,025,000   Northern CA Power Agency (Hydroelectric) 1                      5.125    07/01/2023        1,041,708
--------------------------------------------------------------------------------------------------------------------
   23,675,000   Northern CA Tobacco Securitization Authority (TASC)             5.500    06/01/2045       21,769,399
--------------------------------------------------------------------------------------------------------------------
  157,335,000   Northern CA Tobacco Securitization Authority (TASC)             6.700 2  06/01/2045        9,872,771
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Northstar, CA Community Services District                       5.550    09/01/2036        1,935,640
--------------------------------------------------------------------------------------------------------------------
       10,000   Oakdale, CA Public Financing Authority Tax Allocation
                (Central City Redevel.)                                         6.100    06/01/2027           10,025
--------------------------------------------------------------------------------------------------------------------
      900,000   Oakley, CA Public Finance Authority                             5.200    09/02/2026          823,239
--------------------------------------------------------------------------------------------------------------------
    4,445,000   Oakley, CA Public Finance Authority 1                           5.250    09/02/2036        3,890,575
--------------------------------------------------------------------------------------------------------------------
       30,000   Oxnard, CA School District                                      5.000    08/01/2031           30,544
--------------------------------------------------------------------------------------------------------------------
    1,555,000   Palm Desert, CA Financing Authority                             5.000 2  08/01/2014        1,197,474
--------------------------------------------------------------------------------------------------------------------
      440,000   Palm Desert, CA Financing Authority                             5.050 2  08/01/2015          322,014
--------------------------------------------------------------------------------------------------------------------
      390,000   Palm Desert, CA Financing Authority                             5.100 2  08/01/2016          270,387
--------------------------------------------------------------------------------------------------------------------
      230,000   Palm Desert, CA Financing Authority                             5.650 2  04/01/2018          139,893
--------------------------------------------------------------------------------------------------------------------
    1,020,000   Palm Desert, CA Financing Authority                             5.650 2  08/01/2018          610,694
--------------------------------------------------------------------------------------------------------------------
      265,000   Palm Desert, CA Financing Authority                             5.750 2  04/01/2019          149,237
--------------------------------------------------------------------------------------------------------------------
    1,165,000   Palm Desert, CA Financing Authority                             5.750 2  08/01/2019          645,352
--------------------------------------------------------------------------------------------------------------------
      305,000   Palm Desert, CA Financing Authority                             5.850 2  04/01/2020          159,750
--------------------------------------------------------------------------------------------------------------------
    1,310,000   Palm Desert, CA Financing Authority                             5.850 2  08/01/2020          674,585
--------------------------------------------------------------------------------------------------------------------
      340,000   Palm Desert, CA Financing Authority                             5.950 2  04/01/2021          163,214
--------------------------------------------------------------------------------------------------------------------
    1,450,000   Palm Desert, CA Financing Authority                             5.950 2  08/01/2021          683,646
--------------------------------------------------------------------------------------------------------------------
      380,000   Palm Desert, CA Financing Authority                             6.000 2  04/01/2022          168,823
--------------------------------------------------------------------------------------------------------------------
    1,605,000   Palm Desert, CA Financing Authority                             6.000 2  08/01/2022          699,876
--------------------------------------------------------------------------------------------------------------------
      395,000   Palm Desert, CA Financing Authority                             6.010 2  04/01/2023          164,123
--------------------------------------------------------------------------------------------------------------------
    1,755,000   Palm Desert, CA Financing Authority                             6.010 2  08/01/2023          715,531
--------------------------------------------------------------------------------------------------------------------
      410,000   Palm Desert, CA Financing Authority                             6.020 2  04/01/2024          159,675
--------------------------------------------------------------------------------------------------------------------
    1,910,000   Palm Desert, CA Financing Authority                             6.020 2  08/01/2024          729,754
--------------------------------------------------------------------------------------------------------------------
      430,000   Palm Desert, CA Financing Authority                             6.030 2  04/01/2025          156,808
--------------------------------------------------------------------------------------------------------------------
    2,070,000   Palm Desert, CA Financing Authority                             6.030 2  08/01/2025          740,398
--------------------------------------------------------------------------------------------------------------------
      445,000   Palm Desert, CA Financing Authority                             6.040 2  04/01/2026          152,043
--------------------------------------------------------------------------------------------------------------------
    2,235,000   Palm Desert, CA Financing Authority                             6.040 2  08/01/2026          748,859
--------------------------------------------------------------------------------------------------------------------
      465,000   Palm Desert, CA Financing Authority                             6.050 2  04/01/2027          148,949
--------------------------------------------------------------------------------------------------------------------
    1,400,000   Palm Desert, CA Financing Authority                             6.050 2  08/01/2027          439,698
--------------------------------------------------------------------------------------------------------------------
      480,000   Palm Desert, CA Financing Authority                             6.060 2  04/01/2028          144,000
--------------------------------------------------------------------------------------------------------------------
    1,415,000   Palm Desert, CA Financing Authority                             6.060 2  08/01/2028          416,137
--------------------------------------------------------------------------------------------------------------------
      500,000   Palm Desert, CA Financing Authority                             6.070 2  04/01/2029          140,155
--------------------------------------------------------------------------------------------------------------------
    1,370,000   Palm Desert, CA Financing Authority                             6.070 2  08/01/2029          376,408
--------------------------------------------------------------------------------------------------------------------
      520,000   Palm Desert, CA Financing Authority                             6.080 2  04/01/2030          136,672
--------------------------------------------------------------------------------------------------------------------
    1,430,000   Palm Desert, CA Financing Authority                             6.080 2  08/01/2030          368,368
--------------------------------------------------------------------------------------------------------------------
      540,000   Palm Desert, CA Financing Authority                             6.090 2  04/01/2031          133,326


                   35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,495,000   Palm Desert, CA Financing Authority                             6.090% 2 08/01/2031   $      361,760
--------------------------------------------------------------------------------------------------------------------
      560,000   Palm Desert, CA Financing Authority                             6.100 2  04/01/2032          130,161
--------------------------------------------------------------------------------------------------------------------
    1,560,000   Palm Desert, CA Financing Authority                             6.100 2  08/01/2032          355,368
--------------------------------------------------------------------------------------------------------------------
      580,000   Palm Desert, CA Financing Authority                             6.100 2  04/01/2033          125,982
--------------------------------------------------------------------------------------------------------------------
    1,625,000   Palm Desert, CA Financing Authority                             6.100 2  08/01/2033          345,914
--------------------------------------------------------------------------------------------------------------------
      590,000   Palm Desert, CA Financing Authority                             6.100 2  04/01/2034          120,614
--------------------------------------------------------------------------------------------------------------------
    1,705,000   Palm Desert, CA Financing Authority                             6.100 2  08/01/2034          341,563
--------------------------------------------------------------------------------------------------------------------
    2,075,000   Palm Desert, CA Financing Authority                             6.100 2  08/01/2035          390,183
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Palm Desert, CA Improvement Bond Act 1915 1                     5.100    09/02/2037        4,420,950
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Palm Desert, CA Special Tax Community Facilities
                District No. 2005-1                                             5.150    09/01/2027        2,745,480
--------------------------------------------------------------------------------------------------------------------
    9,000,000   Palm Desert, CA Special Tax Community Facilities
                District No. 2005-1                                             5.200    09/01/2037        7,912,800
--------------------------------------------------------------------------------------------------------------------
    2,335,000   Palm Desert, CA Special Tax Community Facilities
                District No. 2005-1-A                                           5.250    09/01/2026        2,186,190
--------------------------------------------------------------------------------------------------------------------
    6,000,000   Palm Desert, CA Special Tax Community Facilities
                District No. 2005-1-A                                           5.450    09/01/2032        5,545,680
--------------------------------------------------------------------------------------------------------------------
    8,000,000   Palm Desert, CA Special Tax Community Facilities
                District No. 2005-1-A                                           5.500    09/01/2036        7,369,040
--------------------------------------------------------------------------------------------------------------------
      500,000   Palm Springs, CA Airport Passenger Facilities
                (Palm Springs International Airport) 1                          5.450    07/01/2020          497,525
--------------------------------------------------------------------------------------------------------------------
    2,685,000   Palm Springs, CA Airport Passenger Facilities
                (Palm Springs International Airport) 1                          5.550    07/01/2028        2,602,329
--------------------------------------------------------------------------------------------------------------------
       95,000   Palm Springs, CA Financing Authority
                (Palm Springs Regional Airport) 1                               5.250    01/01/2028           95,770
--------------------------------------------------------------------------------------------------------------------
       10,000   Palm Springs, CA Improvement Bond Act 1915                      5.550    09/02/2023           10,043
--------------------------------------------------------------------------------------------------------------------
    6,460,000   Palmdale, CA Community Facilities District                      6.125    09/01/2037        6,402,894
--------------------------------------------------------------------------------------------------------------------
      100,000   Palmdale, CA Community Facilities District Special Tax          5.400    09/01/2035           91,016
--------------------------------------------------------------------------------------------------------------------
    5,690,000   Palmdale, CA Community Facilities District Special Tax          6.250    09/01/2035        5,793,956
--------------------------------------------------------------------------------------------------------------------
    1,380,000   Palmdale, CA Improvement Bond Act 1915                          5.000    09/02/2016        1,363,371
--------------------------------------------------------------------------------------------------------------------
       20,000   Palo Alto, CA Improvement Bond Act 1915
                (University Ave. Area)                                          5.750    09/02/2022           20,407
--------------------------------------------------------------------------------------------------------------------
       10,000   Perris, CA Community Facilities District (May Farms)            5.100    09/01/2030            9,418
--------------------------------------------------------------------------------------------------------------------
      120,000   Perris, CA Community Facilities District (May Farms)            5.150    09/01/2035          112,055
--------------------------------------------------------------------------------------------------------------------
    1,390,000   Perris, CA Community Facilities District Special Tax            5.300    09/01/2035        1,246,622
--------------------------------------------------------------------------------------------------------------------
    2,115,000   Perris, CA Community Facilities District Special Tax            5.300    09/01/2035        1,896,838
--------------------------------------------------------------------------------------------------------------------
    2,085,000   Perris, CA Community Facilities District Special Tax
                (Amber Oaks)                                                    6.000    09/01/2034        2,092,485
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Perris, CA Community Facilities District Special Tax
                (Chaparral Ridge)                                               6.250    09/01/2033        2,539,750
--------------------------------------------------------------------------------------------------------------------
    1,310,000   Perris, CA Community Facilities District Special Tax,
                Series A                                                        5.750    09/01/2035        1,309,031


                   36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   3,605,000   Perris, CA Community Facilities District Special Tax,
                Series B                                                        6.000%   09/01/2034   $    3,583,442
--------------------------------------------------------------------------------------------------------------------
      140,000   Perris, CA Public Financing Authority                           5.000    09/01/2017          137,850
--------------------------------------------------------------------------------------------------------------------
       85,000   Perris, CA Public Financing Authority                           5.100    09/01/2018           84,059
--------------------------------------------------------------------------------------------------------------------
    4,350,000   Perris, CA Public Financing Authority 1                         5.350    10/01/2036        4,086,303
--------------------------------------------------------------------------------------------------------------------
       10,000   Perris, CA Public Financing Authority, Series A                 6.000    09/01/2023           10,429
--------------------------------------------------------------------------------------------------------------------
       80,000   Perris, CA Public Financing Authority, Series A                 6.125    09/01/2034           83,269
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Perris, CA Public Financing Authority, Series A                 6.250    09/01/2033        1,300,750
--------------------------------------------------------------------------------------------------------------------
    2,035,000   Perris, CA Public Financing Authority, Series C                 6.200    09/01/2038        2,037,584
--------------------------------------------------------------------------------------------------------------------
      870,000   Perris, CA Public Financing Authority, Series D                 5.500    09/01/2024          853,731
--------------------------------------------------------------------------------------------------------------------
    8,800,000   Perris, CA Public Financing Authority, Series D                 5.800    09/01/2038        8,476,776
--------------------------------------------------------------------------------------------------------------------
       95,000   Pittsburg, CA Infrastructure Financing Authority,
                Series A                                                        5.600    09/02/2024           96,581
--------------------------------------------------------------------------------------------------------------------
       25,000   Pleasant Hill, CA Community Facilities District
                Special Tax                                                     6.000    09/01/2032           24,919
--------------------------------------------------------------------------------------------------------------------
    1,275,000   Plumas, CA Elementary School District Community
                Facilities District No. 2                                       5.625    06/01/2037        1,205,079
--------------------------------------------------------------------------------------------------------------------
    1,220,000   Plumas, CA Elementary School District COP 1                     5.200    06/01/2027        1,221,366
--------------------------------------------------------------------------------------------------------------------
    2,620,000   Plumas, CA Elementary School District COP 1                     5.250    06/01/2037        2,549,103
--------------------------------------------------------------------------------------------------------------------
      500,000   Pomona, CA (Single Family Mtg.), Series B                       7.500    08/01/2023          662,235
--------------------------------------------------------------------------------------------------------------------
    1,155,000   Pomona, CA Public Financing Authority                           5.000    02/01/2026        1,131,507
--------------------------------------------------------------------------------------------------------------------
    8,500,000   Poway, CA Unified School District Special Tax
                Community Facilities District No. 14                            5.250    09/01/2036        7,239,195
--------------------------------------------------------------------------------------------------------------------
   15,485,000   Poway, CA Unified School District Special Tax
                Community Facilities District No. 14                            5.250    09/01/2036       13,188,110
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Ramona, CA Unified School District COP                          0.000 3  05/01/2032        2,471,880
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Rancho Cordova, CA Community Facilities District
                Special Tax (Sunridge Anatolia)                                 6.000    09/01/2028        2,006,440
--------------------------------------------------------------------------------------------------------------------
       25,000   Rancho Cordova, CA Community Facilities District
                Special Tax (Sunridge Anatolia)                                 6.000    09/01/2033           24,885
--------------------------------------------------------------------------------------------------------------------
       20,000   Rancho Cordova, CA Community Facilities District
                Special Tax (Sunridge Anatolia)                                 6.100    09/01/2037           20,054
--------------------------------------------------------------------------------------------------------------------
      600,000   Rancho Cucamonga, CA Community Facilities
                District Special Tax (Amador)                                   5.000    09/01/2027          538,716
--------------------------------------------------------------------------------------------------------------------
    1,260,000   Rancho Cucamonga, CA Community Facilities
                District Special Tax (Amador)                                   5.000    09/01/2037        1,073,407
--------------------------------------------------------------------------------------------------------------------
   13,585,000   Rancho Cucamonga, CA Community Facilities
                District Special Tax (Etiwanda) 1                               5.375    09/01/2036       12,284,916
--------------------------------------------------------------------------------------------------------------------
      570,000   Rancho Cucamonga, CA Community Facilities
                District Special Tax (Vintners)                                 5.000    09/01/2027          511,780
--------------------------------------------------------------------------------------------------------------------
    1,120,000   Rancho Cucamonga, CA Community Facilities
                District Special Tax (Vintners)                                 5.000    09/01/2037          954,139


                   37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   2,400,000   Rancho Cucamonga, CA Community Facilities
                District Special Tax (Vintners)                                 5.375%   09/01/2036   $    2,170,320
--------------------------------------------------------------------------------------------------------------------
       25,000   Rancho Mirage, CA Improvement Bond Act 1915                     5.750    09/02/2026           24,872
--------------------------------------------------------------------------------------------------------------------
       20,000   Rancho Santa Fe, CA Community Services District
                Special Tax                                                     6.600    09/01/2023           20,581
--------------------------------------------------------------------------------------------------------------------
    2,575,000   Redding, CA Electric System COP RIBS 1                          7.382 10 07/08/2022        3,684,671
--------------------------------------------------------------------------------------------------------------------
       10,000   Redding, CA Improvement Bond Act 1915
                (Tierra Oaks Assessment District 1993-1)                        7.000    09/02/2012            9,860
--------------------------------------------------------------------------------------------------------------------
      500,000   Rialto, CA Special Tax Community Facilities District
                No. 2006-1                                                      5.250    09/01/2026          468,135
--------------------------------------------------------------------------------------------------------------------
    1,490,000   Rialto, CA Special Tax Community Facilities District
                No. 2006-1                                                      5.350    09/01/2036        1,342,386
--------------------------------------------------------------------------------------------------------------------
       25,000   Richgrove, CA School District                                   6.375    07/01/2018           25,107
--------------------------------------------------------------------------------------------------------------------
    2,660,000   Richmond, CA Joint Powers Financing Authority
                (Westridge Hilltop Apartments) 1                                5.000    12/15/2026        2,436,188
--------------------------------------------------------------------------------------------------------------------
    2,165,000   Richmond, CA Joint Powers Financing Authority
                (Westridge Hilltop Apartments) 1                                5.000    12/15/2033        1,898,878
--------------------------------------------------------------------------------------------------------------------
    5,780,000   Rio Vista, CA Community Facilities District Special
                Tax No. 1                                                       5.125    09/01/2036        5,212,288
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Rio, CA Elementary School District                              5.200    09/01/2035        4,417,750
--------------------------------------------------------------------------------------------------------------------
   15,445,000   River Islands, CA Public Financing Authority 1                  5.200    09/01/2037       13,579,244
--------------------------------------------------------------------------------------------------------------------
      100,000   River Islands, CA Public Financing Authority                    6.000    09/01/2027          100,195
--------------------------------------------------------------------------------------------------------------------
       25,000   River Islands, CA Public Financing Authority                    6.000    09/01/2035           24,815
--------------------------------------------------------------------------------------------------------------------
      700,000   Riverbank, CA Redevel. Agency (Riverbank
                Reinvestment)                                                   5.000    08/01/2032          646,569
--------------------------------------------------------------------------------------------------------------------
      890,000   Riverbank, CA Redevel. Agency (Riverbank
                Reinvestment)                                                   5.000    08/01/2037          809,179
--------------------------------------------------------------------------------------------------------------------
       25,000   Riverside County, CA Community Facilities District
                Special Tax                                                     5.600    09/01/2019           25,499
--------------------------------------------------------------------------------------------------------------------
   11,585,000   Riverside County, CA Community Facilities Districts
                (Scott Road)                                                    7.250    09/01/2038       11,184,622
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Riverside, CA Improvement Bond Act 1915 (Hunter
                Park Assessment District)                                       5.200    09/02/2036        1,321,080
--------------------------------------------------------------------------------------------------------------------
      295,000   Riverside, CA Improvement Bond Act 1915
                (Sycamore Canyon Assessment District)                           8.500    09/02/2012          296,047
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Riverside, CA Special Tax Community Facilities
                District No. 92-1, Series A                                     5.300    09/01/2034        1,799,160
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Riverside, CA Unified School District                           5.250    09/01/2035          890,200
--------------------------------------------------------------------------------------------------------------------
    1,535,000   Riverside, CA Unified School District                           5.250    09/01/2035        1,366,457
--------------------------------------------------------------------------------------------------------------------
       25,000   Riverside, CA Unified School District                           5.500    09/01/2032           23,266
--------------------------------------------------------------------------------------------------------------------
       25,000   Romoland, CA School District Special Tax                        5.250    09/01/2035           22,408
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Romoland, CA School District Special Tax                        5.375    09/01/2038        1,803,840


                   38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   7,745,000   Roseville, CA Special Tax                                       5.050%   09/01/2030   $    6,969,028
--------------------------------------------------------------------------------------------------------------------
    1,115,000   Roseville, CA Special Tax (Diamond Creek)                       5.000    09/01/2026        1,012,532
--------------------------------------------------------------------------------------------------------------------
    4,850,000   Roseville, CA Special Tax (Diamond Creek)                       5.000    09/01/2037        4,191,031
--------------------------------------------------------------------------------------------------------------------
    2,880,000   Roseville, CA Special Tax (Fiddyment Ranch)                     5.250    09/01/2036        2,609,914
--------------------------------------------------------------------------------------------------------------------
    3,445,000   Roseville, CA Special Tax (Stone Point)                         5.250    09/01/2036        3,100,156
--------------------------------------------------------------------------------------------------------------------
    3,500,000   Roseville, CA Special Tax (Westpark)                            5.200    09/01/2036        3,019,275
--------------------------------------------------------------------------------------------------------------------
       35,000   Sacramento County, CA Airport System, Series B                  5.750    07/01/2024           35,066
--------------------------------------------------------------------------------------------------------------------
    4,040,000   Sacramento County, CA Special Tax Community
                Facilities District No. 05-2                                    6.000    09/01/2037        4,031,435
--------------------------------------------------------------------------------------------------------------------
      245,000   Sacramento, CA City Financing Authority
                (Convention Center Hotel)                                       6.250    01/01/2030          241,364
--------------------------------------------------------------------------------------------------------------------
       75,000   Sacramento, CA Health Facility (Center for Aids
                Research Education and Services)                                5.300    01/01/2024           75,862
--------------------------------------------------------------------------------------------------------------------
   12,580,000   Sacramento, CA Hsg. Authority (Northpointe Park
                Apartments) 4                                                   5.000    06/01/2037       12,677,621
--------------------------------------------------------------------------------------------------------------------
    2,015,000   Sacramento, CA Hsg. Authority (Summerfield)                     5.000    01/20/2048        1,907,983
--------------------------------------------------------------------------------------------------------------------
        5,000   Sacramento, CA Municipal Utility District                       5.000    08/15/2028            5,064
--------------------------------------------------------------------------------------------------------------------
       15,000   Sacramento, CA Special Tax (North Natomas
                Community Facilities)                                           6.000    09/01/2033           15,215
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Sacramento, CA Special Tax Community Facilities
                No. 05-1 (College Square)                                       5.900    09/01/2037        9,707,000
--------------------------------------------------------------------------------------------------------------------
       50,000   Salinas, CA Redevel. Agency Tax Allocation
                (Central City Revitalization)                                   5.500    11/01/2023           50,586
--------------------------------------------------------------------------------------------------------------------
       20,000   San Bernardino County, CA COP
                (Medical Center Financing)                                      5.500    08/01/2019           20,023
--------------------------------------------------------------------------------------------------------------------
      125,000   San Bernardino County, CA COP
                (Medical Center Financing)                                      5.500    08/01/2024          125,210
--------------------------------------------------------------------------------------------------------------------
    1,750,000   San Bernardino County, CA Redevel. Agency Tax
                Allocation (San Sevaine Redevel.)                               5.000    09/01/2025        1,785,333
--------------------------------------------------------------------------------------------------------------------
      150,000   San Bernardino, CA Joint Powers Financing Authority
                (California Dept. of Transportation Lease)                      5.500    12/01/2020          150,305
--------------------------------------------------------------------------------------------------------------------
    1,850,000   San Bernardino, CA Joint Powers Financing Authority
                (Tax Allocation)                                                6.625    04/01/2026        1,954,692
--------------------------------------------------------------------------------------------------------------------
    1,410,000   San Bernardino, CA Mountains Community Hospital
                District COP 8                                                  5.000    02/01/2027        1,205,804
--------------------------------------------------------------------------------------------------------------------
    3,235,000   San Bernardino, CA Mountains Community Hospital
                District COP 8                                                  5.000    02/01/2037        2,577,033
--------------------------------------------------------------------------------------------------------------------
    1,225,000   San Diego County, CA COP                                        5.700    02/01/2028        1,183,767
--------------------------------------------------------------------------------------------------------------------
    3,750,000   San Diego County, CA COP
                (Developmental Service Foundation)                              5.500    09/01/2027        3,785,288
--------------------------------------------------------------------------------------------------------------------
    1,775,000   San Diego County, CA Redevel. Agency
                (Gillespie Field)                                               5.400    12/01/2025        1,730,252


                   39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON       MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   6,645,000   San Diego County, CA Redevel. Agency
                (Gillespie Field)                                               5.750%    12/01/2032   $    6,410,498
---------------------------------------------------------------------------------------------------------------------
      140,000   San Diego, CA Hsg. Authority (Park Crest Properties)            5.450     08/20/2040          140,599
---------------------------------------------------------------------------------------------------------------------
       35,000   San Diego, CA Improvement Bond Act 1915                         6.200     09/02/2033           35,001
---------------------------------------------------------------------------------------------------------------------
       50,000   San Diego, CA Public Facilities Financing Authority             5.000     05/15/2025           50,060
---------------------------------------------------------------------------------------------------------------------
       15,000   San Diego, CA Public Facilities Financing Authority             5.000     05/15/2029           15,208
---------------------------------------------------------------------------------------------------------------------
       50,000   San Diego, CA Public Facilities Financing Authority             5.250     05/15/2027           50,559
---------------------------------------------------------------------------------------------------------------------
      100,000   San Diego, CA Public Facilities Financing Authority             5.250     05/15/2027          101,117
---------------------------------------------------------------------------------------------------------------------
       35,000   San Diego, CA Public Facilities Financing Authority,
                Series B                                                        5.000     05/15/2029           35,582
---------------------------------------------------------------------------------------------------------------------
    1,000,000   San Diego, CA Sewer 1                                           5.000     05/15/2023        1,001,250
---------------------------------------------------------------------------------------------------------------------
    1,650,000   San Diego, CA Sewer, Series A 1                                 5.000     05/15/2023        1,650,660
---------------------------------------------------------------------------------------------------------------------
    2,815,000   San Diego, CA Sewer, Series A 1                                 5.250     05/15/2020        2,830,539
---------------------------------------------------------------------------------------------------------------------
       50,000   San Diego, CA State University Foundation Auxiliary
                Organization                                                    5.000     03/01/2032           50,735
---------------------------------------------------------------------------------------------------------------------
    9,780,000   San Diego, CA Unified School District 4                         5.250     07/01/2023       10,890,666
---------------------------------------------------------------------------------------------------------------------
    7,520,000   San Diego, CA Unified School District, Series D 4               5.000     07/01/2027        8,132,767
---------------------------------------------------------------------------------------------------------------------
       55,000   San Francisco City & County, CA Airports Commission             5.000     05/01/2020           55,757
---------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco City & County, CA Airports Commission             5.000     05/01/2023           15,574
---------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County, CA Airports Commission             5.000     05/01/2028           20,057
---------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County, CA Airports Commission             5.000     05/01/2029           20,058
---------------------------------------------------------------------------------------------------------------------
      245,000   San Francisco City & County, CA Airports Commission             5.000     05/01/2029          243,711
---------------------------------------------------------------------------------------------------------------------
       65,000   San Francisco City & County, CA Airports Commission             5.000     05/01/2030           65,005
---------------------------------------------------------------------------------------------------------------------
      100,000   San Francisco City & County, CA Airports Commission             5.250     05/01/2031          100,942
---------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco City & County, CA Airports Commission
                (SFO Fuel Company)                                              5.250     01/01/2024           15,160
---------------------------------------------------------------------------------------------------------------------
      245,000   San Francisco City & County, CA Airports Commission
                Special Facilities Lease (SFO Fuel Company) 1                   5.250     01/01/2022          247,624
---------------------------------------------------------------------------------------------------------------------
       55,000   San Francisco City & County, CA Financing Corp.
                (Comb Emergency Communications)                                 5.500     04/01/2020           55,106
---------------------------------------------------------------------------------------------------------------------
      435,000   San Francisco City & County, CA Redevel. Agency
                (Mission Bay South)                                             5.630 2   08/01/2020          214,033
---------------------------------------------------------------------------------------------------------------------
      590,000   San Francisco City & County, CA Redevel. Agency
                (Mission Bay South)                                             5.750 2   08/01/2022          255,529
---------------------------------------------------------------------------------------------------------------------
      615,000   San Francisco City & County, CA Redevel. Agency
                (Mission Bay South)                                             5.800 2   08/01/2023          243,964
---------------------------------------------------------------------------------------------------------------------
      540,000   San Francisco City & County, CA Redevel. Agency
                (Mission Bay South)                                             5.850 2   08/01/2024          205,065
---------------------------------------------------------------------------------------------------------------------
      420,000   San Francisco City & County, CA Redevel. Agency
                (Mission Bay South)                                             5.900 2   08/01/2025          149,134
---------------------------------------------------------------------------------------------------------------------
    2,745,000   San Francisco City & County, CA Redevel. Agency
                (Mission Bay South)                                             5.904 2   08/01/2030          660,145


                   40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON       MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   6,035,000   San Francisco City & County, CA Redevel. Agency
                (Mission Bay South)                                             5.958% 2  08/01/2034   $    1,109,354
---------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco, CA Bay Area Rapid Transit District               5.000     07/01/2028           15,219
---------------------------------------------------------------------------------------------------------------------
    6,490,000   San Jacinto, CA Financing Authority, Tranche A                  6.600     09/01/2033        5,928,226
---------------------------------------------------------------------------------------------------------------------
    6,345,000   San Jacinto, CA Financing Authority, Tranche B                  6.600     09/01/2033        5,677,760
---------------------------------------------------------------------------------------------------------------------
    6,530,000   San Jacinto, CA Financing Authority, Tranche C                  6.600     09/01/2033        5,415,329
---------------------------------------------------------------------------------------------------------------------
      500,000   San Jacinto, CA Unified School District Special Tax             5.100     09/01/2036          433,625
---------------------------------------------------------------------------------------------------------------------
    1,000,000   San Joaquin County, CA Public Facilities Corp.
                (Wastewater Conveyance)                                         6.000     08/01/2037        1,002,510
---------------------------------------------------------------------------------------------------------------------
      175,000   San Joaquin Hills, CA Transportation Corridor Agency            5.250     01/15/2030          176,955
---------------------------------------------------------------------------------------------------------------------
      400,000   San Joaquin Hills, CA Transportation Corridor Agency 1          5.375     01/15/2029          404,528
---------------------------------------------------------------------------------------------------------------------
   20,000,000   San Jose, CA Airport 4                                          5.000     03/01/2037       19,579,000
---------------------------------------------------------------------------------------------------------------------
   35,000,000   San Jose, CA Airport                                            6.000     03/01/2047       37,804,200
---------------------------------------------------------------------------------------------------------------------
       35,000   San Jose, CA Improvement Bond Act 1915                          5.875     09/02/2023           36,054
---------------------------------------------------------------------------------------------------------------------
    1,260,000   San Jose, CA Multifamily Hsg. (Almaden Senior Hsg.
                Partners)                                                       5.350     07/15/2034        1,313,512
---------------------------------------------------------------------------------------------------------------------
       25,000   San Jose, CA Special Tax Community Facilities
                District No. 9 (Bailey Highway 101)                             6.600     09/01/2027           26,258
---------------------------------------------------------------------------------------------------------------------
       25,000   San Jose, CA Unified School District COP                        5.125     06/01/2022           25,036
---------------------------------------------------------------------------------------------------------------------
    1,500,000   San Leandro, CA Community Facilities District No.1
                Special Tax                                                     6.400     09/01/2019        1,525,260
---------------------------------------------------------------------------------------------------------------------
    2,980,000   San Marcos, CA Public Facilities Authority                      5.050     09/01/2038        2,554,009
---------------------------------------------------------------------------------------------------------------------
       45,000   San Marcos, CA Public Facilities Authority                      5.800     09/01/2027           45,571
---------------------------------------------------------------------------------------------------------------------
    6,000,000   San Marcos, CA Special Tax                                      5.950     09/01/2035        5,915,640
---------------------------------------------------------------------------------------------------------------------
      300,000   San Mateo, CA Joint Powers Financing Authority                  5.125     07/15/2032          305,115
---------------------------------------------------------------------------------------------------------------------
       35,000   San Mateo, CA Sewer, Series A                                   5.000     08/01/2025           35,258
---------------------------------------------------------------------------------------------------------------------
    1,000,000   Santa Ana, CA Financing Authority (Mainplace)                   5.600     09/01/2019        1,031,180
---------------------------------------------------------------------------------------------------------------------
      575,000   Santa Clara County, CA Hsg. Authority
                (Rivertown Apartments)                                          6.000     08/01/2041          594,901
---------------------------------------------------------------------------------------------------------------------
       50,000   Santa Clarita, CA Community Facilities District
                Special Tax                                                     5.850     11/15/2032           48,876
---------------------------------------------------------------------------------------------------------------------
    3,795,000   Santaluz, CA Special Tax Community Facilities
                District No. 2                                                  6.375     09/01/2030        3,797,391
---------------------------------------------------------------------------------------------------------------------
       10,000   Seaside, CA Redevel. Agency Tax Allocation                      5.375     08/01/2033           10,253
---------------------------------------------------------------------------------------------------------------------
    1,090,000   Shafter, CA Community Devel. Agency Tax Allocation              5.400     11/01/2026        1,038,661
---------------------------------------------------------------------------------------------------------------------
    3,335,000   Shafter, CA Community Devel. Agency Tax Allocation              5.450     11/01/2036        3,069,901
---------------------------------------------------------------------------------------------------------------------
      355,000   Soledad, CA Redevel. Agency (Soledad Redevel.)                  5.350     12/01/2028          362,547
---------------------------------------------------------------------------------------------------------------------
       15,000   Sonoma County, CA Community Redevel. Agency
                (Roseland)                                                      7.900     08/01/2013           15,366
---------------------------------------------------------------------------------------------------------------------
    2,085,000   South El Monte, CA Improvement District
                (Merged Area) 1                                                 5.000     08/01/2030        2,091,255


                   41 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON       MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   3,335,000   Southern CA Logistics Airport Authority                         5.000%    12/01/2043   $    3,310,021
---------------------------------------------------------------------------------------------------------------------
   97,775,000   Southern CA Tobacco Securitization Authority                    7.100 2   06/01/2046        5,697,349
---------------------------------------------------------------------------------------------------------------------
    8,130,000   Southern CA Tobacco Securitization Authority (TASC) 1           5.000     06/01/2037        7,008,548
---------------------------------------------------------------------------------------------------------------------
  100,000,000   Southern California Public Power Authority Natural
                Gas 4                                                           3.640 5   11/01/2038       86,697,000
---------------------------------------------------------------------------------------------------------------------
       15,000   Spreckels, CA Union School District                             6.125     08/01/2018           15,049
---------------------------------------------------------------------------------------------------------------------
    1,935,000   Stockton, CA Community Facilities District                      6.125     09/01/2031        1,921,745
---------------------------------------------------------------------------------------------------------------------
    2,930,000   Stockton, CA Community Facilities District                      6.250     09/01/2037        2,904,450
---------------------------------------------------------------------------------------------------------------------
    5,000,000   Stockton, CA Community Facilities District
                (Arch Road East No. 99-02)                                      5.875     09/01/2037        4,903,500
---------------------------------------------------------------------------------------------------------------------
    1,450,000   Stockton, CA Public Financing Authority, Series A               5.000     09/01/2023        1,480,378
---------------------------------------------------------------------------------------------------------------------
    1,325,000   Stockton, CA Public Financing Authority, Series A               5.000     09/01/2024        1,348,068
---------------------------------------------------------------------------------------------------------------------
    3,025,000   Stockton, CA Public Financing Authority, Series A               5.250     09/01/2031        3,037,312
---------------------------------------------------------------------------------------------------------------------
    2,930,000   Stockton, CA Public Financing Authority, Series A               5.250     09/01/2034        2,933,868
---------------------------------------------------------------------------------------------------------------------
   10,000,000   Stockton, CA Public Financing Authority, Series A               5.250     07/01/2037        9,940,000
---------------------------------------------------------------------------------------------------------------------
      215,000   Stockton, CA Public Financing Authority, Series A               5.875     09/02/2016          217,829
---------------------------------------------------------------------------------------------------------------------
       10,000   Suisun City, CA Public Financing Authority
                (Suisun City Redevel.)                                          5.200     10/01/2028           10,085
---------------------------------------------------------------------------------------------------------------------
       15,000   Sulphur Springs, CA Unified School District
                Community Facilities District No. 2002-1-A                      6.000     09/01/2033           14,931
---------------------------------------------------------------------------------------------------------------------
    1,000,000   Sulphur Springs, CA Union School District Special Tax           5.850     09/15/2038          970,160
---------------------------------------------------------------------------------------------------------------------
    1,500,000   Tehachapi, CA Redevel. Agency Tax                               5.250     12/01/2035        1,485,795
---------------------------------------------------------------------------------------------------------------------
    2,230,000   Tejon Ranch, CA Public Facilities Finance Authority
                Special Tax (Community Facilities District No. 1)               7.200     09/01/2030        2,299,576
---------------------------------------------------------------------------------------------------------------------
    2,000,000   Temecula Valley, CA Unified School District
                Community Facilities District No. 03-2                          5.500     09/01/2035        1,885,080
---------------------------------------------------------------------------------------------------------------------
       20,000   Temecula, CA Public Financing Authority Community
                Facilities District (Harveston)                                 5.100     09/01/2036           17,714
---------------------------------------------------------------------------------------------------------------------
      990,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh) 8                               4.900     09/01/2013          904,741
---------------------------------------------------------------------------------------------------------------------
      165,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh) 8                               5.000     09/01/2014          148,843
---------------------------------------------------------------------------------------------------------------------
      740,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh) 8                               5.050     09/01/2015          657,312
---------------------------------------------------------------------------------------------------------------------
      805,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh) 8                               5.100     09/01/2016          704,238
---------------------------------------------------------------------------------------------------------------------
    8,000,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh) 8                               5.450     09/01/2026        6,396,560
---------------------------------------------------------------------------------------------------------------------
   13,790,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh) 8                               5.500     09/01/2036       10,485,916
---------------------------------------------------------------------------------------------------------------------
    1,025,000   Tracy, CA Community Facilities District                         5.700     09/01/2026          963,582


                   42 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON       MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   3,105,000   Tracy, CA Community Facilities District                         5.750%    09/01/2036   $    2,817,104
---------------------------------------------------------------------------------------------------------------------
    1,080,000   Tracy, CA Community Facilities District                         5.750     09/01/2036          979,862
---------------------------------------------------------------------------------------------------------------------
    4,560,000   Trinity County, CA COP 8                                        8.500     01/15/2026        4,479,607
---------------------------------------------------------------------------------------------------------------------
       50,000   Truckee-Donner, CA Public Utility District Special Tax          6.100     09/01/2033           50,196
---------------------------------------------------------------------------------------------------------------------
       60,000   Turlock, CA Public Financing Authority                          5.450     09/01/2024           60,569
---------------------------------------------------------------------------------------------------------------------
       35,000   Union City, CA Special Tax Community Facilities
                District No. 1997-1                                             5.800     09/01/2028           34,646
---------------------------------------------------------------------------------------------------------------------
   40,000,000   University of California (Regents Medical Center) 4             4.052 5   05/15/2047       33,230,000
---------------------------------------------------------------------------------------------------------------------
       60,000   Upland, CA Community Facilities District
                (San Antonio)                                                   6.000     09/01/2024           62,214
---------------------------------------------------------------------------------------------------------------------
    1,750,000   Upland, CA Community Facilities District
                (San Antonio)                                                   6.100     09/01/2034        1,787,958
---------------------------------------------------------------------------------------------------------------------
      100,000   Upland, CA Community Facilities District Special Tax            5.900     09/01/2024          102,112
---------------------------------------------------------------------------------------------------------------------
      200,000   Vacaville, CA Improvement Bond Act 1915
                (Nut Tree Assessment District)                                  5.600     09/02/2025          200,372
---------------------------------------------------------------------------------------------------------------------
      195,000   Vacaville, CA Public Financing Authority                        5.400     09/01/2022          195,839
---------------------------------------------------------------------------------------------------------------------
    2,635,000   Val Verde, CA Unified School District                           6.000     10/01/2021        2,740,505
---------------------------------------------------------------------------------------------------------------------
      415,000   Val Verde, CA Unified School District Special Tax               5.450     09/01/2036          407,024
---------------------------------------------------------------------------------------------------------------------
       30,000   Vallejo, CA COP (Touro University)                              7.375     06/01/2029           31,172
---------------------------------------------------------------------------------------------------------------------
       30,000   Vallejo, CA Public Financing Authority COP                      5.250     07/15/2029           31,191
---------------------------------------------------------------------------------------------------------------------
       50,000   Valley Center-Pauma, CA Unified School District
                (Woods Valley Ranch)                                            6.000     09/01/2033           49,771
---------------------------------------------------------------------------------------------------------------------
    2,000,000   Ventura County, CA Area Hsg. Authority
                (Mira Vista Senior Apartments) 1                                5.150     12/01/2031        1,991,700
---------------------------------------------------------------------------------------------------------------------
    5,015,000   Ventura County, CA Area Hsg. Authority
                (Mira Vista Senior Apartments)                                  5.200     12/01/2039        4,965,301
---------------------------------------------------------------------------------------------------------------------
       15,000   Ventura County, CA Superintendent of Schools
                Office COP                                                      5.000     12/01/2033           15,080
---------------------------------------------------------------------------------------------------------------------
      600,000   Victoria Gardens, CA Public Facilities Community
                Facilities District of Etiwanda School District                 6.000     09/01/2027          601,482
---------------------------------------------------------------------------------------------------------------------
    4,685,000   Victoria Gardens, CA Public Facilities Community
                Facilities District of Etiwanda School District                 6.000     09/01/2037        4,643,069
---------------------------------------------------------------------------------------------------------------------
       30,000   West Hills, CA Community College District                       5.000     08/01/2029           30,474
---------------------------------------------------------------------------------------------------------------------
      135,000   West Patterson, CA Financing Authority Special Tax              6.100     09/01/2032          135,842
---------------------------------------------------------------------------------------------------------------------
    4,900,000   West Sacramento, CA Financing Authority Special Tax             6.100     09/01/2029        4,911,025
---------------------------------------------------------------------------------------------------------------------
    2,000,000   West Sacramento, CA Special Tax Community
                Facilities District No. 23                                      5.300     09/01/2037        1,785,680
---------------------------------------------------------------------------------------------------------------------
      700,000   Westside, CA Union School District                              5.000     09/01/2026          635,670
---------------------------------------------------------------------------------------------------------------------
    3,860,000   Westside, CA Union School District                              5.000     09/01/2036        3,295,591
---------------------------------------------------------------------------------------------------------------------
    4,200,000   Westside, CA Union School District                              5.250     09/01/2036        3,727,332


                   43 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON       MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      10,000   Woodland, CA Special Tax Community Facilities
                District No. 1                                                  6.000%    09/01/2028   $       10,043
---------------------------------------------------------------------------------------------------------------------
    5,300,000   Yuba City, CA Redevel. Agency                                   5.250     09/01/2039        5,311,607
---------------------------------------------------------------------------------------------------------------------
       15,000   Yucaipa, CA Redevel. Agency (Eldorado Palms
                Mobile Home)                                                    6.000     05/01/2030           15,015
                                                                                                       --------------
                                                                                                        2,445,967,332
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--5.7%
    3,250,000   Northern Mariana Islands Ports Authority, Series A 1            5.500     03/15/2031        2,990,910
---------------------------------------------------------------------------------------------------------------------
    1,955,000   Northern Mariana Islands Ports Authority, Series A 1            6.250     03/15/2028        1,773,400
---------------------------------------------------------------------------------------------------------------------
   35,000,000   Puerto Rico Highway & Transportation Authority,
                Series N 4,7                                                    3.698 5   07/01/2045       26,655,016
---------------------------------------------------------------------------------------------------------------------
    6,055,000   Puerto Rico ITEMECF (Cogeneration Facilities) 1                 6.625     06/01/2026        6,321,904
---------------------------------------------------------------------------------------------------------------------
    2,290,000   Puerto Rico ITEMECF (Mennonite General Hospital) 1              6.500     07/01/2012        2,292,817
---------------------------------------------------------------------------------------------------------------------
   33,715,000   Puerto Rico Port Authority (American Airlines),
                Series A                                                        6.250     06/01/2026       30,846,191
---------------------------------------------------------------------------------------------------------------------
    6,625,000   Puerto Rico Port Authority (American Airlines),
                Series A                                                        6.300     06/01/2023        6,164,165
---------------------------------------------------------------------------------------------------------------------
   27,000,000   V.I. Public Finance Authority (Hovensa Coker)                   6.500     07/01/2021       28,224,450
---------------------------------------------------------------------------------------------------------------------
    4,515,000   V.I. Public Finance Authority, Series A 1                       6.375     10/01/2019        4,853,128
---------------------------------------------------------------------------------------------------------------------
    5,150,000   V.I. Public Finance Authority, Series E                         6.000     10/01/2022        5,219,695
                                                                                                       --------------
                                                                                                          115,341,676

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,736,079,282)--126.3%                                               2,561,309,008
---------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(26.3)                                                            (533,577,099)
                                                                                                       --------------

NET ASSETS--100.0%                                                                                     $2,027,731,909
                                                                                                       ==============


                   44 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Issue is in default. See Note 1 of accompanying Notes.

7. When-issued security or delayed delivery to be delivered and settled after January 31, 2008. See Note 1 of accompanying Notes.

8. Illiquid security. The aggregate value of illiquid securities as of January 31, 2008 was $82,939,002, which represents 4.09% of the Fund's net assets. See
Note 5 of accompanying Notes.

9. Non-income producing security.

10. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
AHEF      American Heritage Education Foundation
CDA       Communities Devel. Authority
CHCC      Community Hospitals of Central California
COP       Certificates of Participation
ECHS      Escondido Charter High School
FCHMC     Fresno Community Hospital & Medical Center
GO        General Obligation
HFA       Housing Finance Agency
HK-8CS    Heritage K-8 Charter School
IDA       Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SHF       Sierra Hospital Foundation
TASC      Tobacco Settlement Asset-Backed Bonds
UCSF      University of California at San Francisco
V.I.      United States Virgin Islands

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   45 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

JANUARY 31, 2008
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,736,079,282)--see accompanying statement of investments       $  2,561,309,008
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                  846,337
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $85,219,922 sold on a when-issued or
delayed delivery basis)                                                                            92,251,577
Interest                                                                                           35,150,971
Shares of beneficial interest sold                                                                 12,696,969
Other                                                                                                 160,884
                                                                                             -----------------
Total assets                                                                                    2,702,415,746

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                    446,940,000
Investments purchased (including $139,691,366 purchased on a when-issued
or delayed delivery basis)                                                                        167,431,853
Payable on borrowings (See Note 6)                                                                 49,100,000
Shares of beneficial interest redeemed                                                              8,072,719
Dividends                                                                                           2,238,189
Interest expense on borrowings                                                                        304,003
Distribution and service plan fees                                                                    302,143
Trustees' compensation                                                                                194,285
Transfer and shareholder servicing agent fees                                                          52,526
Other                                                                                                  48,119
                                                                                             -----------------
Total liabilities                                                                                 674,683,837

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $  2,027,731,909
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $        197,912
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                      2,249,395,592
--------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                      (449,113)
--------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (46,642,208)
--------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                       (174,770,274)
                                                                                             -----------------
NET ASSETS                                                                                   $  2,027,731,909
                                                                                             =================


                   46 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,572,827,852 and 153,448,010 shares of beneficial interest outstanding)           $ 10.25
Maximum offering price per share (net asset value plus sales charge of 4.75%
of offering price)                                                                     $ 10.76
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $52,560,326
and 5,123,868 shares of beneficial interest outstanding)                               $ 10.26
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $402,343,731
and 39,339,975 shares of beneficial interest outstanding)                              $ 10.23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   47 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------
Interest                                                                         $  75,941,530
-----------------------------------------------------------------------------------------------
Other income                                                                             1,471
                                                                                 --------------
Total investment income                                                             75,943,001

-----------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------
Management fees                                                                      4,611,177
-----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                              1,989,995
Class B                                                                                294,888
Class C                                                                              2,220,565
-----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                260,382
Class B                                                                                 23,110
Class C                                                                                 91,996
-----------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                 10,480
Class B                                                                                    761
Class C                                                                                  5,954
-----------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued
(See Note 1)                                                                         8,936,104
-----------------------------------------------------------------------------------------------
Interest expense on borrowings                                                       1,431,072
-----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                             57,959
-----------------------------------------------------------------------------------------------
Trustees' compensation                                                                  25,190
-----------------------------------------------------------------------------------------------
Other                                                                                  193,875
                                                                                 --------------
Total expenses                                                                      20,153,508
Less reduction to custodian expenses                                                   (27,147)
                                                                                 --------------
Net expenses                                                                        20,126,361

-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               55,816,640

-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
-----------------------------------------------------------------------------------------------
Net realized loss on investments                                                   (39,178,218)
-----------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                              (212,180,111)

-----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $(195,541,689)
                                                                                 ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   48 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS              YEAR
                                                                                            ENDED             ENDED
                                                                                 JANUARY 31, 2008          JULY 31,
                                                                                      (UNAUDITED)              2007
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                            $     55,816,640   $    89,160,684
--------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                     (39,178,218)       (4,504,881)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 (212,180,111)      (14,738,656)
                                                                                 -----------------------------------
Net increase (decrease) in net assets resulting from operations                      (195,541,689)       69,917,147

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                               (43,852,242)      (74,272,037)
Class B                                                                                (1,249,106)       (2,631,066)
Class C                                                                                (9,514,342)      (14,015,585)
                                                                                 -----------------------------------
                                                                                      (54,615,690)      (90,918,688)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                              (140,114,802)      709,301,068
Class B                                                                                (7,868,847)        2,657,860
Class C                                                                               (30,978,207)      255,912,065
                                                                                 -----------------------------------
                                                                                     (178,961,856)      967,870,993

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                            (429,119,235)      946,869,452
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 2,456,851,144     1,509,981,692
                                                                                 -----------------------------------
End of period (including accumulated net investment
loss of $449,113 and $1,650,063, respectively)                                   $  2,027,731,909   $ 2,456,851,144
                                                                                 ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   49 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-----------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                       $(195,541,689)
-----------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities                                                 (543,292,150)
Proceeds from disposition of investment securities                                 839,782,182
Short-term investment securities, net                                             (189,996,806)
Premium amortization                                                                 1,534,999
Discount accretion                                                                  (8,480,891)
Net realized loss on investments                                                    39,178,218
Net change in unrealized depreciation on investments                               212,180,111
Increase in interest receivable                                                     (4,540,441)
Increase in receivable for securities sold                                         (69,301,145)
Increase in other assets                                                              (105,474)
Increase in payable for securities purchased                                       133,247,026
Decrease in payable for accrued expenses                                              (343,468)
                                                                                 --------------
Net cash provided by operating activities                                          214,320,472

-----------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-----------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                      538,300,000
Payments on bank borrowings                                                       (513,300,000)
Payments from short-term floating rate notes issued                                (13,990,000)
Proceeds from shares sold                                                          417,440,527
Payment on shares redeemed                                                        (631,452,452)
Cash distributions paid                                                            (20,498,998)
                                                                                 --------------
Net cash used in financing activities                                            $(223,500,923)
-----------------------------------------------------------------------------------------------
Net decrease in cash                                                                (9,180,451)
-----------------------------------------------------------------------------------------------
Cash, beginning balance                                                             10,026,788
                                                                                 --------------
Cash, ending balance                                                             $     846,337
                                                                                 ==============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $33,728,747.

Cash paid for interest on bank borrowings--$1,477,153.

Cash paid for interest on short-term floating rate notes issued--$8,936,104.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   50 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                      ENDED
                                           JANUARY 31, 2008                                                 YEAR ENDED JULY 31,
CLASS A                                         (UNAUDITED)           2007           2006         2005         2004        2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     11.43    $     11.44    $     11.52    $   10.31    $    9.97   $   10.60
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .28 1          .53 1          .55 1        .62 1        .68         .63
Net realized and unrealized gain (loss)               (1.19)            --           (.02)        1.21          .27        (.66)
                                                ---------------------------------------------------------------------------------
Total from investment operations                       (.91)           .53            .53         1.83          .95        (.03)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.27)          (.54)          (.61)        (.62)        (.61)       (.60)
                                                ---------------------------------------------------------------------------------

Net asset value, end of period                  $     10.25    $     11.43    $     11.44    $   11.52    $   10.31   $    9.97
                                                =================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (8.00)%         4.67%          4.74%       18.20%        9.54%      (0.57)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                  $ 1,572,828    $ 1,907,202    $ 1,213,319    $ 621,736    $ 401,491   $ 385,141
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 1,720,697    $ 1,603,883    $   901,717    $ 477,934    $ 400,452   $ 410,237
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.17%          4.56%          4.85%        5.59%        6.52%       5.88%
Expenses excluding interest and fees
on short-term floating rate notes issued               0.83%          0.81%          0.92%        0.92%        1.00%       0.96%
Interest and fees on short-term floating
rate notes issued 4                                    0.80%          0.48%          0.52%        0.34%        0.20%       0.17%
                                                ---------------------------------------------------------------------------------
Total expenses                                         1.63%          1.29%          1.44%        1.26%        1.20%       1.13%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                  1.63%          1.29%          1.44%        1.26%        1.17%       1.13%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  28%            11%            43%           4%          27%         50%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   51 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                      ENDED
                                           JANUARY 31, 2008                                                 YEAR ENDED JULY 31,
CLASS B                                         (UNAUDITED)           2007           2006         2005         2004        2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     11.44    $     11.44    $     11.53    $   10.31    $    9.97   $   10.61
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .24 1          .44 1          .47 1        .54 1        .64         .55
Net realized and unrealized gain (loss)               (1.19)           .01           (.04)        1.22          .22        (.68)
                                                ---------------------------------------------------------------------------------
Total from investment operations                       (.95)           .45            .43         1.76          .86        (.13)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.23)          (.45)          (.52)        (.54)        (.52)       (.51)
                                                ---------------------------------------------------------------------------------

Net asset value, end of period                  $     10.26    $     11.44    $     11.44    $   11.53    $   10.31   $    9.97
                                                =================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (8.37)%         3.94%          3.83%       17.40%        8.70%      (1.42)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $    52,560    $    66,992    $    64,421    $  59,530    $  65,991   $ 101,079
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $    58,455    $    68,193    $    61,780    $  61,244    $  84,482   $ 118,611
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.35%          3.79%          4.11%        4.90%        5.76%       5.09%
Expenses excluding interest and fees
on short-term floating rate notes issued               1.65%          1.60%          1.71%        1.69%        1.77%       1.73%
Interest and fees on short-term floating
rate notes issued 4                                    0.80%          0.48%          0.52%        0.34%        0.20%       0.17%
                                                ---------------------------------------------------------------------------------
Total expenses                                         2.45%          2.08%          2.23%        2.03%        1.97%       1.90%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                  2.45%          2.08%          2.23%        2.03%        1.94%       1.90%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  28%            11%            43%           4%          27%         50%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   52 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                 SIX MONTHS
                                                      ENDED
                                           JANUARY 31, 2008                                                 YEAR ENDED JULY 31,
CLASS C                                         (UNAUDITED)           2007           2006         2005         2004        2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     11.40    $     11.41    $     11.50    $   10.29    $    9.95   $   10.58
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .24 1          .44 1          .46 1        .52 1        .60         .54
Net realized and unrealized gain (loss)               (1.18)           .01           (.03)        1.23          .26        (.66)
                                                ---------------------------------------------------------------------------------
Total from investment operations                       (.94)           .45            .43         1.75          .86        (.12)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.23)          (.46)          (.52)        (.54)        (.52)       (.51)
                                                ---------------------------------------------------------------------------------

Net asset value, end of period                  $     10.23    $     11.40    $     11.41    $   11.50    $   10.29   $    9.95
                                                =================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (8.29)%         3.89%          3.85%       17.33%        8.71%      (1.33)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $   402,344    $   482,657    $   232,242    $  79,616    $  31,102   $  27,898
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $   440,249    $   362,456    $   149,437    $  43,444    $  30,371   $  27,011
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.39%          3.78%          4.05%        4.73%        5.74%       5.12%
Expenses excluding interest and fees
on short-term floating rate notes issued               1.61%          1.58%          1.68%        1.69%        1.78%       1.73%
Interest and fees on short-term floating
rate notes issued 4                                    0.80%          0.48%          0.52%        0.34%        0.20%       0.17%
                                                ---------------------------------------------------------------------------------
Total expenses                                         2.41%          2.06%          2.20%        2.03%        1.98%       1.90%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                  2.41%          2.06%          2.20%        2.03%        1.95%       1.90%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  28%            11%            43%           4%          27%         50%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                   53 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer California Municipal Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good


                   54 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $393,352,116 as of January 31, 2008, which represents 14.56% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At January 31, 2008, municipal bond holdings with a value of $507,275,899 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $446,940,000 in short-term floating rate notes issued and outstanding at that date.


                   55 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

At January 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL     INVERSE                                                          COUPON     MATURITY
AMOUNT        FLOATER 1                                                        RATE 2         DATE          VALUE
------------------------------------------------------------------------------------------------------------------
              CA Dept. of Veterans Affairs Home Purchase
$ 2,495,000   ROLs                                                              0.000% 4   12/1/27   $  2,519,101
 25,000,000   CA Statewide CDA ROLs                                             8.301       4/1/36      4,213,000
  2,500,000   CA Port of Oakland RITES                                          8.080      11/1/15      2,675,775
  2,500,000   CA Port of Oakland RITES                                          8.330      11/1/17      2,676,025
  5,025,000   CA Port of Oakland RITES                                          7.433      11/1/32      5,065,602
  2,430,000   CA Port of Oakland RITES                                          9.670      11/1/22      2,655,990
              Long Beach, CA Bond Finance Authority
 13,125,000   Natural Gas ROLs                                                 13.710     11/15/37     12,702,375
              Long Beach, CA Bond Finance Authority
 12,000,000   Natural Gas ROLs 3                                               15.840     11/15/33      3,300,000
  2,375,000   Los Angeles, CA Dept. of Water & Power RITES                     10.944       7/1/24      2,477,458
  4,400,000   Los Angeles, CA Harbor Dept. ROLs                                 9.818       8/1/25      4,745,928
  4,625,000   Los Angeles, CA Harbor Dept. ROLs                                 9.822       8/1/26      5,019,235
  3,000,000   Northern CA Gas Authority ROLs 3                                 11.870       7/1/27        (27,300)
    200,000   Northern CA Gas Authority ROLs 3                                 11.170       7/1/17         92,440
  4,000,000   Northern CA Gas Authority ROLs 3                                 11.170       7/1/19      1,098,200
              Puerto Rico Highway & Transportation
 11,670,000   Authority ROLs                                                    0.000 4     7/1/45      3,325,016
  3,145,000   Sacramento, CA Hsg. Authority ROLs                                9.769       6/1/37      3,242,621
              San Diego, CA Unified School District
  1,880,000   GO RITES                                                          8.810       7/1/27      2,492,767
              San Diego, CA Unified School District
  2,445,000   GO RITES                                                         13.365       7/1/23      3,555,666
  5,000,000   San Jose, CA Airport ROLs                                        10.300       3/1/37      4,579,000
              Southern CA Public Power Authority
 10,000,000   Natural Gas ROLs 3                                               20.510      11/1/38     (3,303,000)
              University of California (Regents Medical
  4,000,000   Center) ROLs 3                                                   22.380      5/15/47     (2,770,000)
                                                                                                     -------------
                                                                                                     $ 60,335,899
                                                                                                     =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 45 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond.

3. Security is subject to a shortfall and forbearance agreement.

4. This inverse floater settles at a future date, at which time the interest rate will be determined.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the


                   56 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $202,800,000.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of January 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis:

                                        WHEN-ISSUED OR DELAYED DELIVERY
                                                     BASIS TRANSACTIONS
               --------------------------------------------------------
               Purchased securities                        $139,691,366
               Sold securities                               85,219,922

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2008, securities with an aggregate market value of $4,505,735, representing 0.22% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                   57 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $46,680,498 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2008, it is estimated that the Fund will not utilize any of capital loss carryforward to offset realized capital gains. During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2007, the Fund had available for federal income tax purposes post-October losses of $4,645,961 and unused capital loss carryforwards as follows:

                          EXPIRING
                          ------------------------------
                          2009              $    789,546
                          2015                 2,066,773
                                            ------------
                          Total             $  2,856,319
                                            ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution


                   58 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND method with respect to their benefits under the Plan. During the six months ended January 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

           Projected Benefit Obligations Increased              $     841
           Payments Made to Retired Trustees                    $  16,038
           Accumulated Liability as of January 31, 2008         $ 127,584

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                   59 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     SIX MONTHS ENDED JANUARY 31, 2008      YEAR ENDED JULY 31, 2007
                                              SHARES            AMOUNT        SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                      32,071,300   $  342,003,024    81,514,563   $  949,983,417
Dividends and/or
distributions reinvested                   2,541,521       27,052,702     3,850,157       44,843,901
Redeemed                                 (48,047,092)    (509,170,528)  (24,577,715)    (285,526,250)
                                     ----------------------------------------------------------------
Net increase (decrease)                  (13,434,271)  $ (140,114,802)   60,787,005   $  709,301,068
                                     ================================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                         406,767   $    4,350,226     1,606,321   $   18,718,253
Dividends and/or
distributions reinvested                      80,219          854,829       147,140        1,715,814
Redeemed                                  (1,220,647)     (13,073,902)   (1,524,838)     (17,776,207)
                                     ----------------------------------------------------------------
Net increase (decrease)                     (733,661)  $   (7,868,847)      228,623   $    2,657,860
                                     ================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                       6,818,500   $   72,670,746    26,732,550   $  311,135,710
Dividends and/or
distributions reinvested                     548,020        5,821,216       706,001        8,200,866
Redeemed                                 (10,351,110)    (109,470,169)   (5,461,755)     (63,424,511)
                                     ----------------------------------------------------------------
Net increase (decrease)                   (2,984,590)  $  (30,978,207)   21,976,796   $  255,912,065
                                     ================================================================


                   60 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2008, were as follows:

                                           PURCHASES          SALES
              -----------------------------------------------------
              Investment securities    $ 543,292,150   $839,782,182

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

              FEE SCHEDULE
              ---------------------------------
              Up to $200 million          0.60%
              Next $100 million           0.55
              Next $200 million           0.50
              Next $250 million           0.45
              Next $250 million           0.40
              Over $1 billion             0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2008, the Fund paid $382,391 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on


                   61 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B and Class C shares were $2,754,583 and $6,071,461, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS             RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                  DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------
January 31, 2008     $   296,248     $     254,654   $     126,880   $    199,055

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to limit its management fees not to exceed 0.55% of average annual net assets for each class of shares. This voluntary undertaking may be amended or withdrawn by the Manager at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                   62 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.6038% as of January 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of January 31, 2008, the Fund had borrowings outstanding at an interest rate of 4.6038%. Details of the borrowings for the six months ended January 31, 2008 are listed in the following table.

               Average Daily Loan Balance         $  53,459,783
               Average Daily Interest Rate                5.274%
               Fees Paid                          $     115,279
               Interest Paid                      $   1,477,153

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   63 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                   64 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load California municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median at the time of its annual review.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other California municipal debt funds and other funds with comparable asset levels and distribution features. The manager has voluntarily agreed to waive a portion of its management fee so that management fees will not exceed 0.55% of average annual net assets. This


                   65 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

voluntary undertaking may be amended or withdrawn by the Manager at any time without shareholder notice. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median although its total expenses are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   66 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   67 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008